UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07883
ICON Funds
(Exact name of registrant as specified in charter)
5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

(Address of principal executive offices)            (Zip code)
Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2007
Date of reporting period: June 30, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments
ICON Consumer Discretionary Fund
June 30, 2007 (Unaudited)

Shares		Value
Common Stocks (100.0%)
43,100	Abercrombie & Fitch Co.	$3,145,438
89,800	Advance Auto Parts, Inc.	3,639,594
87,900	American Axle & Manufacturing Holdings, Inc.	2,603,598
102,400	Arvinmeritor, Inc.	2,273,280
37,000	AutoZone, Inc.(a)	5,054,940
51,500	Best Buy Co., Inc.	2,403,505
137,000	Big 5 Sporting Goods Corp.	3,493,500
103,400	Blyth, Inc.	2,748,372
32,500	Bon-Ton Stores, Inc. (The)	1,301,950
44,300	BorgWarner, Inc.	3,811,572
108,100	Chico’s FAS, Inc.(a)	2,631,154
21,900	Coach, Inc.(a)	1,037,841
115,900	Drew Industries, Inc.(a)	3,840,926
46,100	eBay, Inc.(a)	1,483,498
28,900	EchoStar Communications Corp. - Class A(a)	1,253,393
19,300	GameStop Corp. — Class A(a)	754,630
127,300	GigaMedia Ltd.(a)	1,716,004
100,800	Gildan Activewear, Inc. - Class A(a)	3,456,432
77,800	Helen of Troy, Ltd.(a)	2,100,600
111,900	Jarden Corp.(a)	4,812,819
66,300	Johnson Controls, Inc.	7,675,551
69,600	Jos. A. Bank Clothiers, Inc.(a)	2,886,312
67,100	Kohl’s Corp.(a)	4,766,113
93,400	Libbey, Inc.	2,014,638
64,700	Liberty Media Corp - Interactive(a)	1,444,751
129,900	Lifetime Brands, Inc.	2,656,455
102,700	Lowe’s Cos., Inc.	3,151,863
57,100	Monaco Coach Corp.	819,385
77,120	Nike, Inc. — Class B	4,495,325
67,700	Nintendo Co., Ltd.	3,094,567
91,100	O’Reilly Automotive, Inc.(a)	3,329,705
98,600	PetSmart, Inc.	3,199,570
109,600	Ross Stores, Inc.	3,375,680
104,400	Shanda Interactive Entertainment Ltd.(a)	3,236,400
44,900	Sony Corp. — Sponsored ADR	2,306,513
47,200	Stage Stores, Inc.	989,312
64,850	Staples, Inc.	1,538,890
97,100	Superior Industries International, Inc.	2,112,896
157,800	Target Corp.	10,036,080
61,100	Tenneco, Inc.(a)	2,140,944
161,000	The Home Depot, Inc.	6,335,350
28,400	The Stanley Works	1,723,880
77,400	The9, Ltd. — ADR(a)	3,580,524
91,600	TJX Cos., Inc.	2,519,000
86,000	Tupperware Corp.	2,471,640
45,400	Urban Outfitters, Inc.(a)	1,090,962
13,800	Whirlpool Corp.	1,534,560

Total Investments (Cost $125,016,719) 100.0%		138,089,912

Other Assets Less Liabilities 0.0%		38,700

Net Assets 100.0%		$138,128,612

The accompanying notes are an integral part of this Schedule of Investments.
(a)	Non-income producing security.
ADR	American Depositary Receipt
Schedule of Investments

Schedule of Investments
ICON Energy Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (96.9%)
250,000	Acergy S.A. — ADR	$5,615,000
173,700	Alliance Resource Partners, L.P.	7,278,030
413,800	Alpha Natural Resources, Inc.(a)	8,602,902
139,900	Apache Corp.	11,414,441
230,500	Arch Coal, Inc.	8,021,400
375,000	Atwood Oceanics, Inc.(a)	25,732,500
206,500	Baker Hughes, Inc.	17,372,845
375,000	Cameron International Corp.(a)	26,801,250
400,000	Chesapeake Energy Corp.	13,840,000
300,000	Chevron Corp.	25,272,000
100,000	CNOOC, Ltd. — ADR	11,369,000
200,000	Comstock Resources, Inc.(a)	5,994,000
150,000	ConocoPhillips	11,775,000
248,400	CONSOL Energy, Inc.	11,453,724
250,000	Diamond Offshore Drilling, Inc.	25,390,000
285,700	Dril-Quip, Inc.(a)	12,842,215
300,000	El Paso Corp.	5,169,000
300,000	ENSCO International, Inc.	18,303,000
194,100	FMC Technologies, Inc.(a)	15,376,602
100,000	General Maritime Corp.	2,678,000
155,600	GlobalSantaFe Corp.	11,242,100
490,900	Grant Prideco, Inc.(a)	26,425,147
320,900	Halliburton Co.	11,071,050
245,000	Helix Energy Solutions Group, Inc.(a)	9,777,950
400,000	Helmerich & Payne, Inc.	14,168,000
75,000	Knightsbridge Tankers, Ltd.	2,288,250
175,000	Lufkin Industries, Inc.	11,296,250
312,500	Marathon Oil Corp.	18,737,500
525,000	Nabors Industries, Ltd.(a)	17,524,500
295,200	National Oilwell Varco, Inc.(a)	30,771,648
1,291,800	Newpark Resources, Inc.(a)	10,011,450
150,000	Noble Corp.	14,628,000
350,000	Oil States International, Inc.(a)	14,469,000
977,300	Parker Drilling Co.(a)	10,300,742
245,100	Peabody Energy Corp.	11,857,938
85,700	PetroChina Co., Ltd. — ADR	12,741,876
175,000	Petroleo Brasileiro S.A. — ADR	21,222,250
400,000	Pride International, Inc.(a)	14,984,000
575,000	Range Resources Corp.	21,510,750
350,000	Rowan Cos., Inc.	14,343,000
100,000	Royal Dutch Shell PLC — Class A - ADR	8,120,000
103,600	Schlumberger, Ltd.	8,799,784
650,000	Superior Energy Services, Inc.(a)	25,948,000
175,000	The Williams Companies, Inc.	5,533,500
275,000	Tidewater, Inc.	19,492,000
275,000	Transocean, Inc.(a)	29,144,500
114,100	Tsakos Energy Navigation, Ltd.	7,976,731
200,000	Ultra Petroleum Corp.(a)	11,048,000
225,000	Unit Corp.(a)	14,154,750
346,400	W-H Energy Services, Inc.(a)	21,445,624
399,998	Weatherford International, Ltd.(a)	22,095,890
400,033	XTO Energy, Inc.	24,041,983

Total Common Stocks (Cost $466,958,157)		767,473,072

Short-Term Investments (3.8%)

$30,264,369	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07 #	30,264,369

Total Short-Term Investments (Cost $30,264,369)		30,264,369

Total Investments (Cost $497,222,526) 100.7%		797,737,441

Liabilities Less Other Assets (0.7%)		(5,881,794)

Net Assets 100.0%		$791,855,647

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

ADR	American Depositary Receipt

PLC	Public Liability Co.
Schedule of Investments

Schedule of Investments
ICON Financial Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (98.3%)
163,200	Aflac, Inc.	$8,388,480
33,800	Ambac Financial Group, Inc.	2,947,022
96,900	American Capital Strategies, Ltd.	4,120,188
55,000	American Express Co.	3,364,900
146,300	American International Group, Inc.	10,245,389
98,700	Aon Corp.	4,205,607
125,100	Banco Bilbao Vizcaya Argentaria, S.A. — ADR	3,049,938
111,700	Banco Santander Central Hispano SA — ADR	2,053,046
71,800	Bank of America Corp.	3,510,302
45,700	BNP Paribas — ADR	2,719,150
63,600	Cash America International, Inc.	2,521,740
116,900	CB Richard Ellis Group, Inc. - Class A(a)	4,266,850
151,700	CIT Group, Inc.	8,317,711
139,700	Citigroup, Inc.	7,165,213
67,600	CompuCredit Corp.(a)	2,367,352
113,700	Credicorp Ltd.	6,955,029
154,300	Credit Suisse Group — ADR	10,949,128
86,600	Deutsche Bank AG — ADR	12,534,484
52,800	Everest Re Group, Ltd.	5,736,192
195,600	Fidelity National Financial, Inc.	4,635,720
49,400	Franklin Resources, Inc.	6,544,018
99,100	Genworth Financial, Inc. — Class A	3,409,040
75,800	GFI Group, Inc.(a)	5,493,984
67,200	ING Group N.V. — ADR	2,954,784
293,200	JPMorgan Chase & Co.	14,205,540
21,600	Kookmin Bank, ADR	1,894,752
77,500	Lincoln National Corp.	5,498,625
125,300	Loews Corp.	6,387,794
34,700	Mastercard, Inc. — Class A	5,755,689
70,900	Merrill Lynch & Co., Inc.	5,925,822
147,400	MetLife, Inc.	9,504,352
141,900	Morgan Stanley	11,902,572
68,600	National Financial Partners Corp.	3,176,866
106,100	Optionsxpress Holdings Inc.	2,722,526
95,125	Portfolio Recovery Associates, Inc.	5,709,402
90,100	Protective Life Corp.	4,307,681
84,400	Prudential Financial, Inc.	8,206,212
79,400	RenaissanceRe Holdings, Ltd.	4,922,006
117,900	StanCorp Financial Group, Inc.	6,187,392
38,100	State Street Corp.	2,606,040
145,100	TD Ameritrade Holding Corp.(a)	2,902,000
77,000	The Allstate Corp.	4,736,270
16,100	The Bear Stearns Cos., Inc.	2,254,000
120,700	The Charles Schwab Corp.	2,476,764
84,600	The Goldman Sachs Group, Inc.	18,337,050
43,700	Torchmark Corp.	2,927,900
99,500	Transatlantic Holdings, Inc.	7,077,435
94,100	UBS AG — ADR	5,646,941
77,200	Wells Fargo & Co.	2,715,124

Total Common Stocks (Cost $237,620,429)		276,442,022

Short-Term Investments (0.9%)
$2,486,903	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07 #	2,486,903

Total Short-Term Investments (Cost $2,486,903)		2,486,903

Total Investments (Cost $240,107,332) 99.2%		278,928,925

Other Assets Less Liabilities 0.8%		2,329,810

Net Assets 100.0%		$281,258,735

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

ADR	American Depositary Receipt
Schedule of Investments

Schedule of Investments
ICON Healthcare Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (96.3%)
175,000	Aetna, Inc.	$8,645,000
200,034	Amedisys, Inc.(a)	7,267,235
165,000	AmerisourceBergen Corp.	8,162,550
200,000	Amgen, Inc.(a)	11,058,000
25,000	AMN Healthcare Services, Inc.(a)	550,000
60,000	AmSurg Corp.(a)	1,448,400
100,000	AstraZeneca PLC — ADR	5,348,000
250,000	Barr Pharmaceuticals, Inc.(a)	12,557,500
100,000	Biogen Idec, Inc.(a)	5,350,000
200,000	Biovail Corp. — ADR	5,084,000
150,000	Cambrex Corp.	1,990,500
400,000	Celgene Corp.(a)	22,932,000
70,000	Cephalon, Inc.(a)	5,627,300
375,000	CIGNA Corp.	19,582,500
150,000	Community Health Systems, Inc.(a)	6,067,500
125,000	Coventry Health Care, Inc.(a)	7,206,250
125,000	DaVita, Inc.(a)	6,735,000
250,000	Dr. Reddy’s Laboratories, Ltd. — ADR	4,035,000
350,000	Eli Lilly & Co.	19,558,000
150,000	Endo Pharmaceuticals Holdings, Inc.(a)	5,134,500
325,000	Forest Laboratories, Inc.(a)	14,836,250
60,000	Genentech, Inc.(a)	4,539,600
175,000	Genzyme Corp.(a)	11,270,000
250,000	Gilead Sciences, Inc.(a)	9,692,500
500,000	Health Management Associates, Inc., Class A	5,680,000
50,000	Health Net, Inc.(a)	2,640,000
125,000	Healthspring, Inc.(a)	2,382,500
100,000	Henry Schein, Inc.(a)	5,343,000
200,000	Humana, Inc.(a)	12,182,000
425,000	Johnson & Johnson, Inc.	26,188,500
325,000	K-V Pharmaceutical Co.(a)	8,853,000
275,000	King Pharmaceuticals, Inc.(a)	5,626,500
175,000	LifeCell Corp.(a)	5,344,500
125,000	LifePoint Hospitals, Inc.(a)	4,835,000
100,000	Lincare Holdings, Inc.(a)	3,985,000
100,000	Manor Care, Inc.	6,529,000
110,000	McKesson HBOC, Inc.	6,560,400
125,000	MedcoHealth Solutions, Inc.(a)	9,748,750
75,000	Medtronic, Inc.	3,889,500
425,000	Merck & Co., Inc.	21,165,000
775,000	Mylan Laboratories, Inc.	14,097,250
550,000	Pfizer, Inc.	14,063,500
100,000	PSS World Medical, Inc.(a)	1,822,000
150,000	Psychiatric Solutions, Inc.(a)	5,439,000
100,000	Quest Diagnostics, Inc.	5,165,000
150,000	ResMed, Inc.(a)	6,189,000
200,000	Respironics, Inc.(a)	8,518,000
275,000	Schering-Plough Corp.	8,371,000
150,000	Sciele Pharma, Inc.(a)	3,534,000
125,000	St. Jude Medical, Inc.(a)	5,186,250
275,000	Stryker Corp.	17,349,750
104,500	Syneron Medical, Ltd.	2,607,275
175,000	Teva Pharmaceutical Industries, Ltd. — ADR	7,218,750
125,000	Thermo Electron Corp.(a)	6,465,000
250,000	UnitedHealth Group, Inc.	12,785,000
100,000	Universal Health Services, Inc. — Class B	6,150,000
35,000	WellCare Health Plans, Inc.(a)	3,167,850
175,000	WellPoint, Inc.(a)	13,970,250
200,000	Wyeth	11,468,000
200,000	Zimmer Holdings, Inc.(a)	16,978,000

Total Common Stocks (Cost $435,029,246)		506,175,110

Short-Term Investments (4.5%)
$23,649,108	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07 #	23,649,108

Total Short-Term Investments (Cost $23,649,108)		23,649,108

Total Investments (Cost $458,678,354) 100.8%		529,824,218

Liabilities Less Other Assets (0.8%)		(4,319,146)

Net Assets 100.0%		$525,505,072

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

ADR	American Depositary Receipt

PLC	Public Liability Co.
Schedule of Investments

Schedule of Investments
ICON Industrials Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (97.9%)
70,500	A.O. Smith Corp.	$2,812,245
75,000	AAON, Inc.	2,388,750
54,100	AAR Corp.(a)	1,785,841
82,500	ABB, Ltd. — ADR	1,864,500
8,600	Actuant Corp. — Class A	542,316
29,500	Acuity Brands, Inc.	1,778,260
50,000	AerCap Holdings NV(a)	1,600,000
25,000	Aircastle, Ltd.	995,250
10,000	Alliant Techsystems, Inc.(a)	991,500
12,500	American Standard Cos., Inc.	737,250
15,000	AMETEK, Inc.	595,200
39,800	Apogee Enterprises, Inc.	1,107,236
41,900	Astec Industries, Inc.(a)	1,769,018
35,000	Baldor Electric Co.	1,724,800
20,000	Ball Corp.	1,063,400
88,400	Barnes Group, Inc.	2,800,512
60,000	Be Aerospace, Inc.(a)	2,478,000
29,500	Belden CDT, Inc.	1,632,825
35,000	Burlington Northern Santa Fe Corp.	2,979,900
13,200	Canadian National Railway Co. - ADR	672,276
23,700	Canadian Pacific Railway, Ltd. - ADR	1,631,034
15,000	Carlisle Companies, Inc.	697,650
52,500	Caterpillar, Inc.	4,110,750
10,000	Ceradyne, Inc.(a)	739,600
20,000	Chicago Bridge & Iron Co.-ADR	754,800
2,500	Corrections Corp. of America(a)	157,775
10,000	CRA International, Inc.(a)	482,000
40,400	CSX Corp.	1,821,232
15,800	Cummins, Inc.	1,599,118
30,400	Curtiss-Wright Corp.	1,416,944
10,100	Danaher Corp.	762,550
8,800	Deere & Co.	1,062,512
10,000	Diana Shipping, Inc.	224,000
5,400	DRS Technologies, Inc.	309,258
30,000	DryShips, Inc.	1,301,400
19,000	Dun & Bradstreet Corp.	1,956,620
38,200	Dynamex, Inc.(a)	975,246
8,600	Eaton Corp.	799,800
20,000	Emerson Electric Co.	936,000
20,000	Encore Wire Corp.	588,800
15,000	EnPro Industries, Inc.(a)	641,850
40,000	Excel Maritime Carriers, Ltd.	1,007,200
9,000	FedEx Corp.	998,730
21,600	Franklin Electric Co., Inc.	1,019,088
38,200	FTI Consulting, Inc.(a)	1,452,746
30,000	Gehl Co.(a)	910,800
18,000	Genco Shipping & Trading, Ltd.	742,680
15,900	General Cable Corp.(a)	1,204,425
18,000	General Dynamics Corp.	1,407,960
187,500	General Electric Co.	7,177,500
24,800	Genlyte Group, Inc.(a)	1,947,792
66,000	Healthcare Services Group, Inc.	1,947,000
10,000	HEICO Corp.	420,800
45,600	Hub Group, Inc. — Class A(a)	1,603,296
14,000	Hubbell, Inc. — Class B	759,080
19,500	IDEX Corp.	751,530
15,000	II-VI, Inc.(a)	407,550
11,000	Illinois Tool Works, Inc.	596,090
30,000	Ingersoll Rand Co., Ltd. - Class A	1,644,600
10,000	JB Hunt Transport Services, Inc.	293,200
23,500	Joy Global, Inc.	1,370,755
34,200	Kansas City Southern(a)	1,283,868
10,000	Kennametal, Inc.	820,300
37,500	Kirby Corp.(a)	1,439,625
10,000	Knight Transportation, Inc.	193,800
21,600	L-3 Communications Holdings, Inc.	2,103,624
9,600	Lincoln Electric Holdings, Inc.	712,704
30,500	Lockheed Martin Corp.	2,870,965
18,100	Manitowoc Co., Inc. (The)	1,454,878
4,700	Manpower, Inc.	433,528
15,000	Middleby Corp.(a)	897,300
47,200	Moog, Inc. — Class A(a)	2,081,992
25,400	MSC Industrial Direct Co., Inc. - Class A	1,397,000
20,000	Mueller Industries, Inc.	688,800
35,000	Navios Maritime Holdings, Inc.	422,800
50,000	Norfolk Southern Corp.	2,628,500
19,500	Northrop Grumman Corp.	1,518,465
45,000	Old Dominion Freight Line, Inc.(a)	1,356,750
40,000	Oshkosh Truck Corp.	2,516,800
24,000	Pacer International, Inc.	564,480
20,000	Parker Hannifin Corp.	1,958,200
19,000	Precision Castparts Corp.	2,305,840
40,000	Quintana Maritime, Ltd.	632,800
37,800	Raytheon Co.	2,037,042
12,500	Rockwell Collins, Inc.	883,000
4,100	Ryder System, Inc.	220,580
12,500	Siemens AG — ADR	1,788,250
6,000	Simpson Manufacturing Co., Inc.	202,440
7,500	Suntech Power Holdings Co., Ltd. — ADR(a)	273,525
15,000	Tata Motors, Ltd. — ADR	246,300
17,500	Terex Corp.(a)	1,422,750
7,500	Textron, Inc.	825,825
44,500	The Boeing Co.	4,279,120
20,000	The Toro Co.	1,177,800
44,000	Trinity Industries, Inc.	1,915,760
30,000	Union Pacific Corp.	3,454,500
18,400	United Rentals, Inc.(a)	598,736
22,000	United Technologies Corp.	1,560,460
20,000	UTi Worldwide, Inc.	535,800
10,000	Valmont Industries, Inc.	727,600
14,400	W.W. Grainger, Inc.	1,339,920
22,500	Wabtec Corp.	821,925
30,500	Watsco, Inc.	1,659,200
4,400	WESCO International, Inc.(a)	265,980
10,000	YRC Worldwide, Inc.(a)	368,000

Total Common Stocks (Cost $119,909,426)		139,838,372
Short-Term Investments (2.1%)
$3,032,498	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07 #	3,032,498

Total Short-Term Investments (Cost $3,032,498)		3,032,498

Total Investments (Cost $122,941,924) 100.0%		142,870,870

Liabilities Less Other Assets 0.0%		(15,143)

Net Assets 100.0%		$142,855,727

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

ADR	American Depositary Receipt
Schedule of Investments

Schedule of Investments
ICON Information Technology Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (98.6%)
124,200	Altera Corp.	$2,748,546
49,800	Analog Devices, Inc.	1,874,472
63,300	Anixter International, Inc.(a)	4,760,793
79,300	Apple Computer, Inc.(a)	9,677,772
73,000	Applied Materials, Inc.	1,450,510
107,700	Arrow Electronics, Inc.(a)	4,138,911
220,700	AU Optronics Corp. — ADR	3,796,040
30,900	AutoDesk, Inc.(a)	1,454,772
154,300	Avnet, Inc.(a)	6,116,452
177,300	Brightpoint, Inc.(a)	2,444,967
13,700	Brother Industries, Ltd. — ADR	2,003,625
455,000	Cisco Systems, Inc.(a)	12,671,750
27,770	Cognizant Technology Solutions Corp.(a)	2,085,249
480,000	Dell, Inc.(a)	13,704,000
76,400	Diebold, Inc.	3,988,080
298,400	eBay, Inc.(a)	9,602,512
61,800	Electronic Data Systems Corp.	1,713,714
20,700	Fiserv, Inc.(a)	1,175,760
314,500	GigaMedia Ltd.(a)	4,239,460
24,500	Google, Inc. — Class A(a)	12,822,810
76,100	Harris Corp.	4,151,255
268,000	Hewlett-Packard Co.	11,958,160
251,700	Hon Hai Precision Industry Co., Ltd. — GDR	4,505,430
387,900	Intel Corp.	9,216,504
166,500	International Business Machines Corp.	17,524,125
71,700	KLA-Tencor Corp.	3,939,915
58,100	Lam Research Corp.(a)	2,986,340
7,400	Mastercard, Inc. — Class A	1,227,438
56,400	Memc Electronic Materials, Inc.(a)	3,447,168
22,600	MICROS Systems, Inc.(a)	1,229,440
517,100	Microsoft Corp.	15,238,937
101,300	Nintendo Co., Ltd.	4,630,423
58,400	Nokia Corp. — ADR	1,641,624
167,500	ON Semiconductor Corp.(a)	1,795,600
80,400	Open Text Corp.(a)	1,749,504
113,400	Oracle Corp.(a)	2,235,114
66,600	QUALCOMM, Inc.	2,889,774
25,300	Research In Motion Ltd.(a)	5,059,747
138,100	Shanda Interactive Entertainment Ltd.(a)	4,281,100
218,557	Siliconware Precision Industries Co. — ADR	2,404,127
50,000	SYNNEX Corp.(a)	1,030,500
125,400	Texas Instruments, Inc.	4,718,802
149,400	The9, Ltd. — ADR(a)	6,911,244
241,800	Xerox Corp.(a)	4,468,464

Total Common Stocks (Cost $174,400,832)		221,710,930

Short-Term Investments (1.1%)
$2,603,583	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07 #	2,603,583

Total Short-Term Investments (Cost $2,603,583)		2,603,583

Total Investments (Cost $177,004,415) 99.7%		224,314,513
Other Assets Less Liabilities 0.3%		592,718

Net Assets 100.0%		$224,907,231

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
Schedule of Investments

Schedule of Investments
ICON Leisure and Consumer Staples Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (98.6%)
3,200	Apple Computer, Inc.(a)	$390,528
14,200	Archer Daniels Midland Co.	469,878
14,300	Brinker International, Inc.	418,561
12,500	Bunge, Ltd.	1,056,250
13,800	Carnival Corp.	673,026
42,500	Central European Distribution Corp.(a)	1,471,350
16,500	ConAgra Foods, Inc.	443,190
48,400	Corn Products International, Inc.	2,199,780
30,300	CVS Corp.	1,104,435
13,100	Darden Restaurants, Inc.	576,269
25,800	Dean Foods Co.	822,246
34,900	EchoStar Communications Corp. – Class A(a)	1,513,613
58,700	Emmis Communications Corp., Class A	540,627
7,100	Energizer Holdings, Inc.(a)	707,160
15,800	Fomento Economico Mexicano, S.A. de C.V. – ADR	621,256
42,900	Fresh Del Monte Produce, Inc.	1,074,645
6,300	GameStop Corp. – Class A(a)	246,330
50,500	GigaMedia Ltd.(a)	680,740
90,830	Global Sources, Ltd.(a)	2,061,841
38,300	Hansen Natural Corp.(a)	1,646,134
25,600	JAKKS Pacific, Inc.(a)	720,384
15,600	Jarden Corp.(a)	670,956
32,300	Koninkljke Ahold N.V. – ADR(a)	404,396
34,500	Kroger Co.	970,485
65,800	Mediacom Communications Corp.(a)	637,602
33,000	Meredith Corp.	2,032,800
8,500	Nash Finch Co.	420,750
19,000	News Corp. – Class A	402,990
21,900	Nintendo Co., Ltd.	1,001,049
41,400	Performance Food Group Co.(a)	1,345,086
9,800	PetSmart, Inc.	318,010
13,400	Polaris Industries, Inc.	725,744
21,100	Pool Corp.	823,533
14,200	Procter & Gamble Co.	868,898
21,400	RC2 Corp.(a)	856,214
14,100	Royal Caribbean Cruises, Ltd.	606,018
17,700	Safeway, Inc.	602,331
51,500	Smith & Wesson Holding Corp.(a)	862,625
36,400	Smithfield Foods, Inc.(a)	1,120,756
26,300	Steinway Musical Instruments, Inc.	909,717
31,000	The Pepsi Bottling Group, Inc.	1,044,080
22,300	The Walt Disney Co.	761,322
17,900	The9, Ltd. – ADR(a)	828,054
22,600	Time Warner, Inc.	475,504
32,700	Viacom, Inc. – Class B(a)	1,361,301
13,700	Wimm-Bill-Dann Foods OJSC – ADR	1,424,937
12,400	Yum! Brands, Inc.	405,728

Total Common Stocks (Cost $36,543,612)		41,319,129

Short-Term Investments (1.6%)
$643,864	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07 #	643,864

Total Short-Term Investments (Cost $643,864)		643,864

Total Investments (Cost $37,187,476) 100.2%		41,962,993
Liabilities Less Other Assets (0.2)%		(64,189)

Net Assets 100.0%		$41,898,804

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

ADR	American Depositary Receipt
Schedule of Investments

Schedule of Investments
ICON Materials Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (89.8%)
65,900	Air Products & Chemical, Inc.	$5,296,383
103,000	Albemarle Corp.	3,968,590
19,500	Arcelor Mittal — Class A	1,216,800
76,000	Ball Corp.	4,040,920
15,200	Barrick Gold Corp. — ADR	441,864
50,000	BHP Billiton Ltd. — ADR	2,987,500
25,000	Brush Engineered Materials, Inc.(a)	1,049,750
25,000	Burlington Northern Santa Fe Corp.	2,128,500
40,000	Caterpillar, Inc.	3,132,000
65,000	Claymont Steel Holdings Inc.(a)	1,390,350
25,000	Cleveland-Cliffs, Inc.	1,941,750
40,400	Companhia Vale do Rio Doce — ADR	1,799,820
36,100	CONSOL Energy, Inc.	1,664,571
55,100	Crown Holdings, Inc.(a)	1,375,847
11,900	Diamond Offshore Drilling, Inc.	1,208,564
40,000	Dril-Quip, Inc.(a)	1,798,000
45,000	Eagle Materials, Inc.	2,207,250
21,000	FMC Corp.	1,877,190
57,000	Freeport-McMoran Copper & Gold, Inc. — Class B	4,720,740
35,700	Gerdau S.A. — Spon ADR	918,204
25,200	Grant Prideco, Inc.(a)	1,356,516
40,000	Greif, Inc. — Class A	2,384,400
17,700	International Paper Co.	691,185
39,500	Joy Global, Inc.	2,304,035
54,200	Lafarge S.A. — ADR	2,468,810
31,800	Martin Marietta Materials, Inc.	5,152,236
150,000	Monsanto Co.	10,131,000
25,000	National Oilwell Varco, Inc.(a)	2,606,000
19,700	Newmont Mining Corp.	769,482
44,800	NN, Inc.	528,640
18,800	Norfolk Southern Corp.	988,316
36,100	Peabody Energy Corp.	1,746,518
15,900	PotashCorp of Saskatchewan, Inc.	1,239,723
53,900	PPG Industries, Inc.	4,102,329
50,700	Praxair, Inc.	3,649,893
65,000	Quanex Corp.	3,165,500
65,000	Reliance Steel & Aluminum Co.	3,656,900
10,400	Rexam PLC — ADR	518,128
19,200	Rock-Tenn Co., Class A	609,024
180,000	RPM International, Inc.	4,159,800
25,000	RTI International Metals, Inc.(a)	1,884,250
38,300	Sealed Air Corp.	1,188,066
12,900	Southern Copper Corp.	1,215,954
33,200	Steel Dynamics, Inc.	1,391,412
26,700	Syngenta AG — ADR	1,039,431
16,900	Texas Industries, Inc.	1,325,129
10,700	The Scotts Miracle-Gro Co.	459,458
15,600	Transocean, Inc.(a)	1,653,288
20,500	Union Pacific Corp.	2,360,575

Total Common Stocks (Cost $92,221,959)		109,910,591

Short-Term Investments (11.0%)
$13,431,364	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07 #	13,431,364

Total Short-Term Investments (Cost $13,431,364)		13,431,364
Total Investments (Cost $105,653,323) 100.8%		123,341,955
Liabilities Less Other Assets (0.8%)		(997,959)

Net Assets 100.0%		$122,343,996

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

ADR	American Depositary Receipt

PLC	Public Liability Co.
Schedule of Investments

Schedule of Investments
ICON Telecommunication & Utilities Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (98.7%)
25,000	Allegheny Energy, Inc.(a)	$1,293,500
47,306	America Movil S.A.B. de C.V. - ADR	2,929,661
7,500	American States Water Co.	266,775
15,000	Anixter International, Inc.(a)	1,128,150
6,000	Apple Computer, Inc.(a)	732,240
26,000	Arrow Electronics, Inc.(a)	999,180
529,500	AT&T, Inc.	21,974,250
18,200	Atmos Energy Corp.	547,092
20,000	Belden CDT, Inc.	1,107,000
40,000	Brightpoint, Inc.(a)	551,600
20,000	BT Group PLC — ADR	1,331,600
10,000	China Mobile, Ltd. — ADR	539,000
25,000	China Unicom, Ltd. — ADR	430,750
22,500	Cisco Systems, Inc.(a)	626,625
19,950	Comcast Corp. — Class A(a)	560,994
4,000	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	176,320
48,500	Constellation Energy Group	4,227,745
2,000	CPFL Energia S.A. — ADR	121,460
9,000	DRS Technologies, Inc.	515,430
8,200	Edison International	460,184
17,500	El Paso Electric Co.(a)	429,800
10,000	Embarq Corp.	633,700
12,500	Emerson Electric Co.	585,000
55,000	Encore Wire Corp.	1,619,200
15,400	Entergy Corp.	1,653,190
53,200	Exelon Corp.	3,862,320
28,200	First Energy Corp.	1,825,386
28,300	FPL Group, Inc.	1,605,742
21,800	France Telecom S.A. — ADR	599,064
17,000	General Cable Corp.(a)	1,287,750
60,000	Hongkong Electric Holdings, Ltd.	297,000
25,000	Hubbell, Inc. — Class B	1,355,500
50,000	II-VI, Inc.(a)	1,358,500
3,000	International Power PLC — ADR	256,800
5,000	Korea Electric Power Corp. - ADR	109,500
24,500	KT Corp. — ADR	574,770
10,000	L-3 Communications Holdings, Inc.	973,900
5,000	Lockheed Martin Corp.	470,650
8,000	NII Holdings, Inc.(a)	645,920
129,800	NRG Energy, Inc.(a)	5,395,786
11,500	ONEOK, Inc.	579,715
50,000	Partner Communications Co., Ltd.	807,000
25,000	Peabody Energy Corp.	1,209,500
15,000	Pepco Holdings, Inc.	423,000
34,500	PPL Corp.	1,614,255
11,000	PT Telekomunikasi Indonesia - ADR	474,100
17,000	Questar Corp.	898,450
172,600	Qwest Communications International, Inc.(a)	1,674,220
10,000	Rogers Communications, Inc., Class B	424,900
7,000	Siemens AG — ADR	1,001,420
10,000	SK Telecom Co., Ltd., ADR	273,500
70,500	Southern Co.	2,417,445
12,200	Southern Union Co.	397,598
12,500	Southwest Water Co.	159,625
3,000	Suntech Power Holdings Co., Ltd. — ADR(a)	109,410
44,966	Telefonica S.A. — ADR	3,001,930
15,000	Telefonos de Mexico S.A. de C.V. — ADR	568,350
18,000	Telekom Austria AG — ADR	921,600
48,400	Telenor ASA — ADR	2,847,130
10,000	Telus Corp.	589,200
50,000	The AES Corp.(a)	1,094,000
23,000	Thomas & Betts Corp.(a)	1,334,000
15,200	UGI Corp.	414,656
3,500	UniSource Energy Corp.	115,115
25,000	Verizon Communications, Inc.	1,029,250
3,000	Vimpel-Communications-Sp ADR	316,080
25,000	Vodafone Group PLC — ADR	840,750

Total Common Stocks (Cost $73,289,244)		91,595,233

Short-Term Investments (0.6%)
$546,226	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07 #	546,226

Total Short-Term Investments (Cost $546,226)		546,226
Total Investments (Cost $73,835,470) 99.3%		92,141,458
Other Assets Less Liabilities 0.7%		613,655

Net Assets 100.0%		$92,755,113

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

ADR	American Depositary Receipt

PLC	Public Liability Co.
Schedule of Investments

Notes to Schedules of Investments
June 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Leisure and Consumer Staples Fund (“Leisure and Consumer Staples Fund”), ICON Materials Fund (“Materials Fund”), and ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. There are eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

The Funds invest primarily in securities of companies whose principal business activities fall within specific industries and sectors. Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of each of Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be minimal.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market

Notes to Schedules of Investments (unaudited) (continued)

value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended June 30, 2007.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the period ended June 30, 2007.

Notes to Schedules of Investments (unaudited) (continued)

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended June 30, 2007.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and

Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the period ended June 30, 2007.

Securities Lending

The Funds may lend their portfolio securities. The advantage of lending portfolio securities is that the Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving compensation from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security. The Funds did not enter into any lending of portfolio securities during the period ended June 30, 2007.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The ICON Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital

Notes to Schedules of Investments (unaudited) (continued)

gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48. Its impact to the financial statements has not yet been determined.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets.

Schedule of Investments
ICON Bond Fund
June 30, 2007 (Unaudited)

		Interest	Maturity
Principal Amount		Rate	Date	Value
Corporate Bonds (41.6%)
$220,000	Ace INA Holdings, Inc.	8.88%	08/15/29	$278,979
344,000	AK Steel Corp.	7.88%	02/15/09	343,140
275,000	Allied Waste North America	5.75%	02/15/11	261,594
150,000	Allstate Life Global Fund	3.50%	07/30/07	149,788
750,000	American General Finance	5.38%	10/01/12	740,022
500,000	American Standard Inc	7.38%	02/01/08	504,082
500,000	Autozone, Inc.	5.50%	11/15/15	478,959
250,000	Bank One Corp.	4.13%	09/01/07	249,451
297,000	Calenergy Co., Inc.	7.63%	10/15/07	298,580
250,000	Centex Corp.	4.55%	11/01/10	238,454
250,000	Centex Corp.	5.25%	06/15/15	223,704
1,127,000	Chartered Semiconductor — YD	5.75%	08/03/10	1,128,825
450,000	Cincinnati Financial Corp.	6.90%	05/15/28	471,999
1,000,000	Cit Group, Inc.	5.50%	11/30/07	999,877
750,000	Cit Group, Inc.	4.75%	12/15/10	727,404
355,000	Cit Group, Inc.	7.75%	04/02/12	382,077
500,000	Cit Group, Inc.	5.13%	09/30/14	472,385
900,000	Cit Group, Inc.	5.85%	09/15/16	867,390
410,000	CNA Financial Corp.	6.60%	12/15/08	415,572
1,750,000	Comcast Cable Communications Holdings	8.38%	03/15/13	1,953,542
400,000	Comcast Cable Communications Holdings	8.88%	05/01/17	473,076
1,000,000	Countrywide Financial	4.25%	12/19/07	994,086
1,000,000	Countrywide Home Loan	4.13%	09/15/09	969,926
114,000	Cox Communications, Inc.	7.63%	06/15/25	125,160
100,000	D.R. Horton, Inc.	8.00%	02/01/09	102,809
2,500,000	DaimlerChrysler NA Holding	6.50%	11/15/13	2,581,987
1,250,000	DaimlerChrysler NA Holding	4.75%	01/15/08	1,245,839
500,000	DaimlerChrysler NA Holding	8.00%	06/15/10	531,793
1,000,000	DaimlerChrysler NA Holding	7.75%	01/18/11	1,064,308
250,000	DaimlerChrysler NA Holding	8.50%	01/18/31	315,922
500,000	Deutsche Telekom International Finance — YD	8.00%	06/15/10	532,929
450,000	Deutsche Telekom International Finance — YD	8.25%	06/15/30	539,354
260,000	Dillards, Inc.	9.50%	09/01/09	273,916
232,000	Dillards, Inc.	9.13%	08/01/11	246,500
750,000	Embratel — YD	11.00%	12/15/08	796,875
500,000	Farmers Insurance Capital Notes*	7.20%	07/15/48	490,254
6,000	First American Financial	7.55%	04/01/28	6,310
2,500,000	Ford Motor Credit Co.	4.95%	01/15/08	2,481,280
2,000,000	Ford Motor Credit Co.	5.63%	10/01/08	1,974,154
500,000	General Electric Capital Corp.	5.45%	01/15/13	494,786
900,000	General Mills, Inc.	3.88%	11/30/07	894,409
2,000,000	GMAC LLC	6.13%	08/28/07	2,001,273
2,500,000	GMAC LLC	5.13%	05/09/08	2,468,777
226,000	Goldman Sachs Group, Inc.	4.13%	01/15/08	224,585
250,000	Goldman Sachs Group, Inc.	7.35%	10/01/09	260,151
1,250,000	Goldman Sachs Group, Inc.	6.88%	01/15/11	1,300,196
1,000,000	Goldman Sachs Group, Inc.	6.60%	01/15/12	1,035,518
1,500,000	Goldman Sachs Group, Inc.	5.13%	01/15/15	1,425,358
670,000	Household Finance Corp.	5.88%	02/01/09	674,569
500,000	Household Finance Corp.	7.00%	05/15/12	526,438
700,000	Household Finance Corp.	6.38%	11/27/12	718,670
250,000	IBM Corp.	3.80%	02/01/08	247,902
950,000	IBM Corp.	8.38%	11/01/19	1,149,054
500,000	International Lease Finance Corp.	6.38%	03/15/09	508,029
294,000	International Lease Finance Corp.	4.88%	09/01/10	288,223
450,000	John Hancock*	7.38%	02/15/24	502,163
50,000	JP Morgan Chase & Co.	6.70%	11/01/07	50,197
200,000	JP Morgan Chase & Co.	4.00%	02/01/08	198,302
455,000	JP Morgan Chase & Co.	6.75%	08/15/08	461,030
500,000	Kraft Foods, Inc.	6.25%	06/01/12	508,176
218,000	Morgan Stanley	3.63%	04/01/08	215,020
500,000	Morgan Stanley	3.88%	01/15/09	489,318
250,000	Morgan Stanley	4.25%	05/15/10	242,027

Schedule of Investments
ICON Bond Fund
June 30, 2007 (Unaudited)

		Interest	Maturity
Principal Amount		Rate	Date	Value
Corporate Bonds — Continued
$500,000	Morgan Stanley	4.75%	04/01/14	$466,920
400,000	New Jersey Bell Telephone	7.85%	11/15/29	438,908
122,000	NLV Financial Corp.*	6.50%	03/15/35	116,904
500,000	Pemex Project Funding Master Trust	8.50%	02/15/08	508,500
300,000	Private Export Funding, Series B	6.49%	07/15/07	300,130
500,000	Prudential Financial, Inc.	4.75%	06/13/15	464,653
200,000	Pulte Homes, Inc.	4.88%	07/15/09	196,779
250,000	Pulte Homes, Inc.	5.20%	02/15/15	224,648
1,000,000	Rockwell Intl Corp.	6.15%	01/15/08	1,003,730
350,000	Royal Caribbean Cruises — YD	6.75%	03/15/08	352,097
500,000	Donnelley (R.R) & Sons	4.95%	04/01/14	456,784
500,000	Ryder System, Inc.	5.85%	03/01/14	491,843
382,000	Sears Roebuck Acceptance Corp.	6.25%	05/01/09	382,220
213,000	Semco Energy, Inc.	6.40%	11/25/08	208,762
700,000	Standard Pacific Corp.	6.50%	10/01/08	686,000
500,000	Target Corp.	3.38%	03/01/08	493,757
350,000	Telefonica de Argentina — YD	9.13%	11/07/10	367,500
500,000	Tennessee Gas Pipeline	7.00%	10/15/28	514,911
450,000	Time Warner Cos., Inc.	7.48%	01/15/08	455,337
288,000	TRW, Inc.	6.32%	05/27/08	288,361
500,000	Tyco International, Ltd. — YD	6.13%	11/01/08	504,464
155,000	Union Carbide Corp.	6.70%	04/01/09	156,277
410,000	Verizon, Inc.	8.30%	08/01/31	475,134
1,000,000	Washinton Mutual Bank	5.13%	01/15/15	942,807

Total Corporate Bonds (Cost $54,955,201)				54,313,899

U.S. Government And U.S. Government Agency Bonds (52.0%)
2,000,000	Fannie Mae	3.25%	01/15/08	1,977,664
750,000	Fannie Mae	2.50%	06/15/08	730,735
270,000	Fannie Mae	3.10%	07/28/08	263,761
500,000	Fannie Mae	4.00%	09/02/08	492,845
8,000,000	Fannie Mae	5.25%	08/01/12	7,931,320
5,000,000	Fannie Mae	4.38%	03/15/13	4,763,795
6,825,000	Fannie Mae	5.13%	01/02/14	6,668,421
1,500,000	Fannie Mae	5.00%	03/09/15	1,442,473
500,000	Fannie Mae	5.00%	04/17/15	480,400
1,000,000	Fannie Mae	5.00%	07/09/18	940,155
255,000	Federal Farm Credit Bank	5.90%	08/04/08	256,632
1,000,000	Federal Home Loan Bank	4.00%	02/12/10	970,771
405,000	Federal Home Loan Bank	4.80%	03/19/13	391,547
750,000	Federal Home Loan Bank	5.50%	02/14/20	720,164
500,000	Federal Home Loan Bank	5.50%	03/03/20	480,207
500,000	Freddie Mac	5.75%	04/15/08	501,516
3,000,000	Freddie Mac	3.88%	06/15/08	2,960,754
200,000	Freddie Mac	5.13%	10/15/08	199,932
3,000,000	Freddie Mac	4.63%	12/19/08	2,973,768
1,000,000	Freddie Mac	3.38%	04/15/09	968,959
6,900,000	Freddie Mac	5.75%	01/15/12	7,032,915
1,500,000	Freddie Mac	5.05%	02/28/13	1,462,884
370,000	Freddie Mac	5.00%	10/29/13	358,524
457,000	Freddie Mac	5.00%	09/15/14	440,694
1,500,000	Freddie Mac	5.16%	02/27/15	1,452,136
400,000	Freddie Mac	5.00%	12/15/15	381,772
550,000	Freddie Mac	5.00%	09/09/16	522,590
975,000	Freddie Mac	5.25%	07/27/17	934,167
2,000,000	Freddie Mac	6.00%	06/15/11	2,053,140
85,000	US Treasury Note	4.38%	01/31/08	84,721
1,000,000	US Treasury Note	3.00%	02/15/08	987,578
5,000,000	US Treasury Note	4.63%	03/31/08	4,985,155
1,500,000	US Treasury Note	3.13%	09/15/08	1,467,657
500,000	US Treasury Note	3.38%	12/15/08	488,985
2,650,000	US Treasury Note Strip	5.13%	11/15/07	2,602,785
2,750,000	US Treasury Note Strip	5.02%	02/15/08	2,666,502
3,000,000	US Treasury Note Strip	5.10%	05/15/08	2,872,938

Schedule of Investments
ICON Bond Fund
June 30, 2007 (Unaudited)

		Shares/
		Principal	Maturity
Description		Amount	Date	Value
U.S. Government And U.S. Government Agency Bonds — Continued
$973,000	US Treasury Note Strip	9.88%	05/15/08	$932,818

Total U.S. Government And U.S. Government Agency Bonds (Cost $68,280,494)				67,843,780
Foreign Government Bonds (2.7%)
2,000,000	Federal Republic of Brazil – YD	9.38%	04/07/08	2,050,000
750,000	Federal Republic of Brazil – YD	14.50%	10/15/09	888,750
500,000	Republic of South Africa – YD	6.50%	06/02/14	515,000

Total Foreign Government Bonds (Cost $3,460,930)				3,453,750

Short-Term Investment (2.7%)
3,558,481	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07#			3,558,481

Total Short-Term Investments (Cost $3,558,481)				3,558,481

Total Investments (Cost $130,255,106) 99.0%				129,169,910

Other Assets Less Liabilities 1.0%				1,331,736

Net Assets 100.0%				$130,501,646

The accompanying notes are an integral part of this schedule of investments.

*	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities are considered to be illiquid. The aggregate value of these securities at was $1,109,321, which represented 0.85% of the Fund’s Net Assets.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

YD	Yankee Dollar Bond.

Schedule of Investments
ICON Core Equity Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (99.1%)
35,500	AAR Corp.(a)	$1,171,855
22,200	Abercrombie & Fitch Co.	1,620,156
70,700	Acergy S.A. — ADR	1,587,922
20,000	Acuity Brands, Inc.	1,205,600
37,500	Advance Auto Parts, Inc.	1,519,875
58,900	Aflac, Inc.	3,027,460
53,800	Amedisys, Inc.(a)	1,954,554
34,200	America Movil S.A.B. de C.V. - ADR	2,118,006
68,800	American International Group, Inc.	4,818,064
42,100	American Standard Cos., Inc.	2,483,058
40,900	Amphenol Corp. — Class A	1,458,085
28,600	Anixter International, Inc.(a)	2,151,006
7,700	Apple Computer, Inc.(a)	939,708
48,200	Arrow Electronics, Inc.(a)	1,852,326
25,000	Astec Industries, Inc.(a)	1,055,500
107,700	AT&T, Inc.	4,469,550
52,900	Atwood Oceanics, Inc.(a)	3,629,998
14,900	AutoZone, Inc.(a)	2,035,638
72,800	Avnet, Inc.(a)	2,885,792
29,300	Ball Corp.	1,557,881
84,500	Banco Santander Central Hispano SA — ADR	1,553,110
58,900	Bank of America Corp.	2,879,621
50,700	Be Aerospace, Inc.(a)	2,093,910
24,000	Belden CDT, Inc.	1,328,400
19,800	BorgWarner, Inc.	1,703,592
24,200	Burlington Northern Santa Fe Corp.	2,060,388
63,300	Cameron International Corp.(a)	4,524,051
21,000	Celgene Corp.(a)	1,203,930
21,000	CIGNA Corp.	1,096,620
25,900	Comerica, Inc.	1,540,273
22,900	CONSOL Energy, Inc.	1,055,919
39,000	Credit Suisse Group — ADR	2,767,440
28,500	Cummins, Inc.	2,884,485
38,400	Curtiss-Wright Corp.	1,789,824
6,400	Deere & Co.	772,736
15,400	Deutsche Bank AG — ADR	2,228,996
35,000	Diamond Offshore Drilling, Inc.	3,554,600
63,900	eBay, Inc.(a)	2,056,302
31,300	EchoStar Communications Corp. - Class A(a)	1,357,481
46,700	ENSCO International, Inc.	2,849,167
18,200	Everest Re Group, Ltd.	1,977,248
50,200	Forest Laboratories, Inc.(a)	2,291,630
79,100	General Electric Co.	3,027,948
6,900	Google, Inc. — Class A(a)	3,611,322
61,100	Grant Prideco, Inc.(a)	3,289,013
19,900	Harris Corp.	1,085,545
46,500	Humana, Inc.(a)	2,832,315
47,400	International Business Machines Corp.	4,988,850
58,530	Jarden Corp.(a)	2,517,375
23,200	Johnson & Johnson, Inc.	1,429,584
32,600	Johnson Controls, Inc.	3,774,102
60,600	JPMorgan Chase & Co.	2,936,070
63,200	K-V Pharmaceutical Co.(a)	1,721,568
48,200	Kirby Corp.(a)	1,850,398
18,200	KLA-Tencor Corp.	1,000,090
46,100	Lifetime Brands, Inc.	942,745
24,000	Martin Marietta Materials, Inc.	3,888,480
17,400	Memc Electronic Materials, Inc.(a)	1,063,488
30,700	Merck & Co., Inc.	1,528,860
11,800	Meredith Corp.	726,880
17,100	Merrill Lynch & Co., Inc.	1,429,218
30,200	MetLife, Inc.	1,947,296
26,300	Morgan Stanley	2,206,044
16,100	MSC Industrial Direct Co., Inc. — Class A	885,500
13,000	NII Holdings, Inc.(a)	1,049,620
64,500	Norfolk Southern Corp.	3,390,765
23,200	Oshkosh Truck Corp.	1,459,744
74,610	Peabody Energy Corp.	3,609,632
80,600	Quintana Maritime, Ltd.	1,275,092
13,200	RenaissanceRe Holdings, Ltd.	818,268
12,100	Research In Motion Ltd.(a)	2,419,879
33,800	Schlumberger, Ltd.	2,870,972
13,700	Siemens AG — ADR	1,959,922
30,500	Stryker Corp.	1,924,245
104,600	Superior Industries International, Inc.	2,276,096
18,800	Telefonica S.A. — ADR	1,255,088
84,000	The DIRECTV Group, Inc.(a)	1,941,240
9,500	The Goldman Sachs Group, Inc.	2,059,125
10,100	The Hartford Financial Services Group, Inc.	994,951
28,100	The Walt Disney Co.	959,334
62,080	The9, Ltd. — ADR(a)	2,871,821
46,300	Time Warner, Inc.	974,152
35,200	UBS AG — ADR	2,112,352
26,050	Union Pacific Corp.	2,999,657
60,600	UnitedHealth Group, Inc.	3,099,084
24,700	Universal Health Services, Inc. — Class B	1,519,050
57,300	Wabtec Corp.	2,093,169
19,300	Watsco, Inc.	1,049,920
34,100	WellPoint, Inc.(a)	2,722,203
124,400	Xerox Corp.(a)	2,298,912
22,400	Zimmer Holdings, Inc.(a)	1,901,536

Total Common Stocks (Cost $167,626,729)		191,700,277

Short-Term Investments (0.5%)
$1,007,851	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07 #	1,007,851

Total Short-Term Investments (Cost $1,007,851)		1,007,851
Total Investments (Cost $168,634,580) 99.6%		192,708,128
Other Assets Less Liabilities 0.4%		735,731

Net Assets 100.0%		$193,443,859

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

ADR	American Depositary Receipt
Schedule of Investments

Schedule of Investments
ICON Income Opportunity Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (107.9%)
5,700	Abercrombie & Fitch Co.	$415,986
10,900	Acuity Brands, Inc.	657,052
9,600	AerCap Holdings NV(a)	307,200
17,500	Aetna, Inc.	864,500
18,000	Aflac, Inc.	925,200
6,600	Allegheny Energy, Inc.(a)	341,484
23,400	Amedisys, Inc.(a)	850,122
19,600	America Movil S.A.B. de C.V. – ADR*	1,213,828
14,800	American International Group, Inc.*	1,036,444
14,000	American Standard Cos., Inc.	825,720
9,200	Anixter International, Inc.(a)	691,932
3,000	Apple Computer, Inc.(a)	366,120
23,900	Arrow Electronics, Inc.(a)*	918,477
13,300	Astec Industries, Inc.(a)	561,526
11,000	AT&T, Inc.*	456,500
5,500	AutoZone, Inc.(a)*	751,410
20,000	Avnet, Inc.(a)	792,800
10,200	Ball Corp.	542,334
41,200	Banco Santander Central Hispano SA – ADR*	757,256
46,900	Barnes Group, Inc.	1,485,792
18,700	Be Aerospace, Inc.(a)	772,310
23,000	Belo Corp., Class A	473,570
18,500	Bristow Group, Inc.(a)	916,675
12,900	Cameron International Corp.(a)*	921,963
5,500	Celgene Corp.(a)	315,315
21,300	Central European Distribution Corp.(a)	737,406
16,500	CIGNA Corp.*	861,630
1,090	Citadel Broadcasting Corp.	7,031
14,800	Citigroup, Inc.	759,092
20,900	CONSOL Energy, Inc.	963,699
11,600	Credit Suisse Group – ADR*	823,136
4,300	Deere & Co.	519,182
6,500	Deutsche Bank AG – ADR*	940,810
10,200	Diamond Offshore Drilling, Inc.*	1,035,912
26,900	Drew Industries, Inc.(a)	891,466
4,900	eBay, Inc.(a)*	157,682
6,300	EchoStar Communications Corp. - Class A(a)	273,231
15,700	ENSCO International, Inc.	957,857
7,200	Everest Re Group, Ltd.	782,208
12,100	Forest Laboratories, Inc.(a)	552,365
16,500	General Electric Co.	631,620
37,000	GigaMedia Ltd.(a)	498,760
33,900	Global Sources, Ltd.(a)	769,530
14,000	GlobalSantaFe Corp.	1,011,500
2,900	Google, Inc. — Class A(a)*	1,517,802
16,900	Grant Prideco, Inc.(a)	909,727
16,500	Health Net, Inc.(a)*	871,200
8,300	Hewlett-Packard Co.	370,346
7,900	Humana, Inc.(a)	481,189
10,800	International Business Machines Corp.*	1,136,700
34,200	Jarden Corp.(a)*	1,470,942
7,200	Johnson & Johnson, Inc.	443,664
13,300	Johnson Controls, Inc.*	1,539,741
21,500	JPMorgan Chase & Co.*	1,041,675
23,700	Kansas City Southern(a)	889,698
27,600	Lifetime Brands, Inc.	564,420
9,200	Loews Corp.	469,016
19,500	Manulife Financial Corp.	727,740
5,400	Martin Marietta Materials, Inc.	874,908
7,000	Merck & Co., Inc.	348,600
7,700	Meredith Corp.*	474,320
8,700	MetLife, Inc.*	560,976
23,200	Microsoft Corp.*	683,704
11,300	Morgan Stanley*	947,844
11,000	National Oilwell Varco, Inc.(a)	1,146,640
5,200	NII Holdings, Inc.(a)	419,848
10,500	Noble Corp.	1,023,960
23,300	Norfolk Southern Corp.	1,224,881
3,300	Northrop Grumman Corp.	256,971
21,800	Oshkosh Truck Corp.*	1,371,656
18,800	Peabody Energy Corp.*	909,544
15,000	PT Telekomunikasi Indonesia - ADR	646,500
6,700	Quanex Corp.	326,290
12,600	RenaissanceRe Holdings, Ltd.	781,074
5,600	Research In Motion Ltd.(a)	1,119,944
34,200	Schering-Plough Corp.*	1,041,048
26,400	Sciele Pharma, Inc.(a)	621,984
11,900	St. Jude Medical, Inc.(a)*	493,731
10,700	Stryker Corp.	675,063
22,000	Superior Industries International, Inc.	478,720
8,900	Sysco Corp.	293,611
11,700	Telefonos de Mexico S.A. de C.V. — ADR	443,313
4,000	Texas Industries, Inc.	313,640
5,800	The Goldman Sachs Group, Inc.	1,257,150
5,700	The Hartford Financial Services Group, Inc.	561,507
14,200	The Walt Disney Co.*	484,788
24,800	The9, Ltd. — ADR(a)*	1,147,248
15,800	Trinity Industries, Inc.	687,932
14,300	UBS AG — ADR	858,143
11,200	Union Pacific Corp.	1,289,680
11,000	United Rentals, Inc.(a)	357,940
13,900	UnitedHealth Group, Inc.*	710,846
8,200	Viacom, Inc. — Class B(a)	341,366
7,300	Vimpel-Communications-Sp ADR*	769,128
32,000	Wabtec Corp.	1,168,960
11,100	Wachovia Corp.	568,875
9,100	Watsco, Inc.*	495,040
17,200	Weatherford International, Ltd.(a)	950,128
4,400	WellPoint, Inc.(a)	351,252
15,300	Wells Fargo & Co.	538,101
3,600	Whirlpool Corp.	400,320
28,100	Xerox Corp.(a)*	519,288

Total Common Stocks (Cost $65,970,967)		74,705,955
Short-Term Investments (0.3%)
$217,443	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07	217,443

Total Short-Term Investments (Cost $217,443)		217,443
Schedule of Investments

Schedule of Investments
ICON Income Opportunity Fund
June 30, 2007 (Unaudited)
Put Options Purchased (0.4%)

	Underlying Security/
	Expiration Date/ Exercise
Contracts	Price	Value
200	S&P Index, Expiration July 2007, Exercise Price $1,490	$283,000

Total Put Options Purchased (Cost $340,605)		283,000

Total Investments (Cost $66,529,015) 108.6%		75,206,398
Liabilities Less Other Assets (8.6)%		(5,941,722)

Net Assets 100.0%		$69,264,676

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

*	Portion or all of this security is pledged as collateral for call options written.

ADR	American Depositary Receipt
Schedule of Written Call Options

	Underlying Security/ Expiration
Contracts	Date/ Exercise Price	Value
500	S&P Index, Expiration July 2007, Exercise Price $1,505	$1,130,000

Total Options Written (Premiums received $1,218,481)		1,130,000

Schedule of Investments

Schedule of Investments
ICON Equity Income Fund
June 30, 2007 (Unaudited)

Shares		Value
Common Stocks (85.6%)
20,300	Abbott Laboratories	$1,087,065
10,600	ACE Ltd.	662,712
26,300	Acuity Brands, Inc.	1,585,364
20,600	Aflac, Inc.	1,058,840
21,700	Aircastle, Ltd.	863,877
23,300	Alliance Resource Partners, L.P.	976,270
34,600	American Axle & Manufacturing Holdings, Inc.	1,024,852
25,900	American Capital Strategies, Ltd.	1,101,268
19,650	American Financial Group, Inc.	671,048
20,600	American International Group, Inc.	1,442,618
7,000	Apache Corp.	571,130
23,200	Archer Daniels Midland Co.	767,688
65,900	AT&T, Inc.	2,734,850
35,700	Barnes Group, Inc.	1,130,976
18,600	Baxter International, Inc.	1,047,924
13,600	BHP Billiton Ltd. — ADR	812,600
51,100	Biovail Corp. — ADR	1,298,962
12,200	BP PLC — ADR	880,108
57,300	Bristol-Myers Squibb Co.	1,808,388
17,800	Canadian National Railway Co.	906,554
16,700	Caterpillar, Inc.	1,307,610
14,900	Chevron Corp.	1,255,176
27,200	Citigroup, Inc.	1,395,088
5,900	CNOOC, Ltd. - ADR	670,771
26,400	Companhia de Saneamento Basico do Estado de Sao Paulo — ADR	1,163,712
16,800	ConocoPhillips	1,318,800
17,100	CONSOL Energy, Inc.	788,481
14,500	Constellation Energy Group	1,263,965
19,800	Corn Products International, Inc.	899,910
21,100	Credicorp Ltd.	1,290,687
20,300	CSX Corp.	915,124
7,600	Deere & Co.	917,624
10,500	Deutsche Bank AG — ADR	1,519,770
36,500	Diana Shipping, Inc.	817,600
17,200	Diebold, Inc.	897,840
17,900	Drew Industries, Inc.(a)	593,206
15,600	DryShips, Inc.	676,728
7,600	Eaton Corp.	706,800
20,800	Emerson Electric Co.	973,440
15,300	Family Dollar Stores, Inc.	525,096
45,100	Fidelity National Financial, Inc.	1,068,870
19,900	FPL Group, Inc.	1,129,126
22,400	Genco Shipping & Trading, Ltd.	924,224
32,000	General Electric Co.	1,224,960
29,000	General Maritime Corp.	776,620
26,800	Gerdau S.A. — Spon ADR	689,296
14,400	GlobalSantaFe Corp.	1,040,400
2,900	Google, Inc. — Class A(a)	1,517,802
18,000	Greif, Inc. — Class A	1,072,980
29,500	Helmerich & Payne, Inc.	1,044,890
45,100	Hewlett-Packard Co.	2,012,362
16,000	Honeywell International, Inc.	900,480
13,400	Huaneng Power International, Inc. — ADR	622,430
18,700	IDEX Corp.	720,698
43,700	Intel Corp.	1,038,312
23,100	International Business Machines Corp.	2,431,275
40,300	JB Hunt Transport Services, Inc.	1,181,596
13,700	Johnson Controls, Inc.	1,586,049
21,000	Joy Global, Inc.	1,224,930
26,400	JPMorgan Chase & Co.	1,279,080
32,600	Kaman Corp., Class A	1,016,794
14,400	KLA-Tencor Corp.	791,280
17,600	Knightsbridge Tankers, Ltd.	536,976
33,600	Kroger Co.	945,168
24,800	LCA-Vision, Inc.	1,172,048
53,700	Libbey, Inc.	1,158,309
45,700	Lifetime Brands, Inc.	934,565
14,100	Lincoln National Corp.	1,000,395
18,400	Manor Care, Inc.	1,201,336
16,700	Merck & Co., Inc.	831,660
11,900	Merrill Lynch & Co., Inc.	994,602
18,300	MetLife, Inc.	1,179,984
60,600	Microsoft Corp.	1,785,882
16,000	Morgan Stanley	1,342,080
10,600	Nash Finch Co.	524,700
24,800	Nike, Inc. — Class B	1,445,592
16,800	Norfolk Southern Corp.	883,176
23,200	NRG Energy, Inc.(a)	964,424
12,500	Peabody Energy Corp.	604,750
19,800	Performance Food Group Co.(a)	643,302
29,400	PerkinElmer, Inc.	766,164
23,531	Philippine Long Distance Telephone Co. — ADR	1,345,973
12,000	Prudential Financial, Inc.	1,166,760
26,400	QUALCOMM, Inc.	1,145,496
24,000	Quanex Corp.	1,168,800
51,400	Quintana Maritime, Ltd.	813,148
18,100	R.R. Donnelley & Sons Co.	787,531
28,800	Raytheon Co.	1,552,032
16,900	RenaissanceRe Holdings, Ltd.	1,047,631
25,400	Safeway, Inc.	864,362
189,522	Siliconware Precision Industries Co. — ADR	2,084,742
15,400	Smith International, Inc.	903,056
9,400	Southern Copper Corp.	886,044
15,600	Steel Dynamics, Inc.	653,796
61,600	Steelcase, Inc. — Class A	1,139,600
44,000	Superior Industries International, Inc.	957,440
11,700	Target Corp.	744,120
16,400	The Allstate Corp.	1,008,764
5,800	The Goldman Sachs Group, Inc.	1,257,150
25,400	The Home Depot, Inc.	999,490
16,800	The Stanley Works	1,019,760
12,700	Tidewater, Inc.	900,176
15,900	Tsakos Energy Navigation, Ltd.	1,111,569
32,600	Tupperware Corp.	936,924
21,000	UBS AG — ADR	1,260,210
7,800	Union Pacific Corp.	898,170
Schedule of Investments

Schedule of Investments
ICON Equity Income Fund
June 30, 2007 (Unaudited)

	Shares or
	Principal		Interest	Maturity
	Amount		Rate	Date	Value
Common Stocks — Continued
	19,600	Vodafone Group PLC — ADR			$659,148

Total Common Stocks (Cost $96,798,647)					113,851,981

Preferred Stocks (0.6%)
	10,800	Schering-Plough, Corp. 9/14/07			743,040

Total Preferred Stocks (Cost $690,934)					743,040

Convertible Preferred Stocks (0.8%)
	7,000	Northrop Grumman Corp.	7.00%	04/04/21	1,010,800

Total Convertible Preferred Stocks (Cost $927,374)					1,010,800

U.S. Government And U.S. Government Agency Bonds (7.7%)
$	1,000,000	Federal Home Loan Bank	2.75%	03/14/08	982,258
	1,000,000	Federal Home Loan Bank	5.80%	09/02/08	1,005,815
	3,000,000	Freddie Mac	5.00%	01/16/09	2,991,879
	1,323,000	Freddie Mac	5.16%	02/27/15	1,280,784
	258,000	Freddie Mac	5.00%	09/29/17	243,459
	1,000,000	Fannie Mae	6.63%	10/15/07	1,003,064
	1,000,000	Fannie Mae	3.25%	01/15/08	988,832
	1,000,000	Fannie Mae	5.25%	01/15/09	1,000,078
	750,000	US Treasury Note	4.00%	08/31/07	748,887

Total U.S. Government And U.S. Government Agency Bonds (Cost $10,310,473)					10,245,056

Corporate Bonds (2.1%)
	1,000,000	DaimlerChrysler AG	6.50%	11/15/13	1,032,795
	575,000	United Rentals NA, Inc.	7.75%	11/15/13	575,719
	1,288,000	Household Finance Corp.	4.75%	07/15/13	1,216,105

Total Corporate Bonds (Cost $2,903,915)					2,824,619

Convertible Corporate Bonds (0.4%)
	600,000	International Rectifier Corp.	4.25%	07/15/07	599,262

Total Convertible Corporate Bonds (Cost $599,828)					599,262
Call Options Purchased (0.6%)

	Underlying Security/
	Expiration Date/ Exercise
Contracts	Price	Value
133	Anixter International Inc., Expiration January 2009, Exercise Price $75	175,560
200	Avnet Inc., Expiration January 2009, Exercise Price $50	79,000
154	Citigroup, Inc., Expiration January 2008, Exercise Price $65	17,325
200	Kinetic Concepts, Inc., Expiration January 2008, Exercise Price $50	141,000
154	MEMC Electronic Materials, Inc., Expiration January 2008, Exercise Price $65	97,020
59	Research In Motion, Expiration January 2008, Exercise Price $170	251,340

Total Call Options Purchased (Cost $655,496)		761,245

Short-Term Investments (2.4%)
$3,240,283	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07 #	3,240,283

Total Short-Term Investments (Cost $3,240,283)		3,240,283

Total Investments (Cost $116,126,950) 100.2%		133,276,286

Liabilities Less Other Assets (0.2)%		(205,602)

Net Assets 100.0%		$133,070,684

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

ADR	American Depositary Receipt
Schedule of Investments

Schedule of Investments
ICON Long/Short Fund
June 30, 2007 (Unaudited)

Shares		Value
Common Stocks (97.0%)
100,000	Acergy S.A. — ADR	$2,246,000
40,000	Acuity Brands, Inc.	2,411,200
50,000	AerCap Holdings NV(a)	1,600,000
70,000	Aetna, Inc.*	3,458,000
30,000	Allied Irish Banks PLC — ADR	1,648,800
105,000	Amedisys, Inc.(a)	3,814,650
65,000	America Movil S.A.B. de C.V. — ADR	4,025,450
40,000	American International Group, Inc.	2,801,200
75,000	Amphenol Corp. — Class A	2,673,750
60,000	Anixter International, Inc.(a)*	4,512,600
35,000	Apache Corp.	2,855,650
95,000	Arrow Electronics, Inc.(a)	3,650,850
60,000	AT&T, Inc.*	2,490,000
55,000	Atwood Oceanics, Inc.(a)	3,774,100
75,000	Avnet, Inc.(a)	2,973,000
50,000	Ball Corp.	2,658,500
75,000	Banco Bilbao Vizcaya Argentaria, S.A. — ADR	1,828,500
100,000	Banco Santander Central Hispano SA — ADR	1,838,000
50,000	Bank of America Corp.	2,444,500
40,000	Belden CDT, Inc.	2,214,000
75,000	Belo Corp., Class A	1,544,250
15,000	Black & Decker Corp.*	1,324,650
30,000	Bristow Group, Inc.(a)*	1,486,500
19,500	BT Group PLC — ADR	1,298,310
30,000	Burlington Northern Santa Fe Corp.	2,554,200
75,000	CIGNA Corp.*	3,916,500
50,000	Citigroup, Inc.	2,564,500
50,000	Coca-Cola Enterprises, Inc.	1,200,000
25,000	Comerica, Inc.	1,486,750
75,000	Constellation Brands, Inc.(a)	1,821,000
45,000	Credit Suisse Group – ADR*	3,193,200
75,000	Dell, Inc.(a)	2,141,250
25,000	Deutsche Bank AG — ADR	3,618,500
40,000	Diamond Offshore Drilling, Inc.	4,062,400
50,000	Eagle Materials, Inc.	2,452,500
75,000	eBay, Inc.(a)	2,413,500
60,000	Electronic Data Systems Corp.	1,663,800
75,000	Encore Wire Corp.	2,208,000
80,000	ENSCO International, Inc.	4,880,800
23,900	Everest Re Group, Ltd.	2,596,496
25,000	Fiserv, Inc.(a)	1,420,000
50,000	FMC Technologies, Inc.(a)	3,961,000
60,000	Fomento Economico Mexicano, S.A. de C.V. — ADR	2,359,200
50,000	Forest Laboratories, Inc.(a)*	2,282,500
25,000	Gannett Co., Inc.	1,373,750
70,000	Gehl Co.(a)	2,125,200
25,000	Genlyte Group, Inc.(a)	1,963,500
35,000	Genzyme Corp.(a)	2,254,000
37,500	GlobalSantaFe Corp.	2,709,375
60,050	HCC Insurance Holdings, Inc.	2,006,271
87,000	Helen of Troy, Ltd.(a)	2,349,000
25,000	HSBC Holdings PLC — ADR	2,294,250
40,000	Humana, Inc.(a)	2,436,400
32,000	International Business Machines Corp.	3,368,000
40,000	Johnson & Johnson, Inc.	2,464,800
75,000	Jos. A. Bank Clothiers, Inc.(a)	3,110,250
25,000	Joy Global, Inc.	1,458,250
50,000	JPMorgan Chase & Co.	2,422,500
35,000	Kennametal, Inc.	2,871,050
55,000	KT Corp. — ADR	1,290,300
35,000	Lehman Brothers Holding, Inc.	2,608,200
65,000	LifePoint Hospitals, Inc.(a)	2,514,200
35,200	Lincoln National Corp.	2,497,440
25,000	Martin Marietta Materials, Inc.	4,050,500
50,000	Merck & Co., Inc.	2,490,000
38,500	MetLife, Inc.	2,482,480
60,000	MGP Ingredients, Inc.	1,014,000
30,000	Moog, Inc. — Class A(a)	1,323,300
35,000	Morgan Stanley	2,935,800
50,000	MSC Industrial Direct Co., Inc. — Class A	2,750,000
75,000	Mueller Industries, Inc.	2,583,000
75,000	Mylan Laboratories, Inc.	1,364,250
50,000	National Oilwell Varco, Inc.(a)	5,212,000
45,000	Norfolk Southern Corp.	2,365,650
50,000	Oshkosh Truck Corp.	3,146,000
75,000	Partner Communications Co., Ltd. — ADR	1,210,500
25,000	PepsiAmericas, Inc.	614,000
25,500	Prudential Financial, Inc.	2,479,365
30,000	PT Telekomunikasi Indonesia — ADR	1,293,000
50,000	Quanex Corp.	2,435,000
75,000	Range Resources Corp.	2,805,750
55,000	Reliance Steel & Aluminum Co.*	3,094,300
35,000	Rofin-Sinar Technologies, Inc.(a)	2,415,000
75,000	Ross Stores, Inc.	2,310,000
50,000	Silgan Holdings, Inc.	2,764,000
150,030	Siliconware Precision Industries Co. — ADR	1,650,330
50,700	StanCorp Financial Group, Inc.	2,660,736
30,000	SUPERVALU, Inc.	1,389,600
50,000	SYNNEX Corp.(a)	1,030,500
125,673	Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	1,398,743
40,000	Terex Corp.(a)	3,252,000
75,000	Texas Instruments, Inc.	2,822,250
22,500	The Goldman Sachs Group, Inc.	4,876,875
25,000	The Hartford Financial Services Group, Inc.	2,462,750
50,000	The Pepsi Bottling Group, Inc.	1,684,000
29,000	The Stanley Works	1,760,300
20,000	Tidewater, Inc.	1,417,600
37,100	Torchmark Corp.	2,485,700
37,500	Transatlantic Holdings, Inc.	2,667,375
50,000	Travelzoo, Inc.(a)	1,329,500
55,000	Trinity Industries, Inc.	2,394,700
40,000	UBS AG — ADR	2,400,400
25,000	Union Pacific Corp.	2,878,750
65,000	United Rentals, Inc.(a)	2,115,100
60,000	UnitedHealth Group, Inc.*	3,068,400
35,000	Wachovia Corp.	1,793,750
75,000	Weatherford International, Ltd.(a)	4,143,000
30,000	WellPoint, Inc.(a)	2,394,900
60,000	Wells Fargo & Co.	2,110,200
     Schedule of Investments

Schedule of Investments
ICON Long/Short Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks — Continued
150,000	Xerox Corp.(a)	$2,772,000

Total Common Stocks (Cost $238,706,721)		270,582,646
Short-Term Investments (4.5%)
$12,671,387	Brown Brothers Harriman Time Deposit, 4.63%, 07/02/07 #	12,671,387

Total Short-Term Investments (Cost $12,671,387)		12,671,387
Total Investments (Cost $251,378,108) 101.5%		283,254,033
Liabilities Less Other Assets (1.5)%		(4,261,618)

Net Assets 100.0%		$278,992,415

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

*	Portion or all of this security is pledged as collateral for investment securities sold short.

ADR	American Depositary Receipt
Schedule of Short Securities

Shares	Short Security	Value
95,000	99 Cents Only Stores(a)	$1,245,450
30,000	AMB Property Corp.	1,596,600
15,000	AvalonBay Communities Inc.	1,783,200
25,000	BRE Properties, Inc.	1,482,250
75,000	Brocade Communications Systems, Inc.(a)	586,500
52,500	Brookfield Properties Corp.	1,276,275
40,000	CenterPoint Energy, Inc.	696,000
10,000	CH Energy Group, Inc.	449,700
15,000	Chesapeake Corp.	188,550
35,000	CMS Energy Corp.	602,000
40,000	Coinstar, Inc.(a)	1,259,200
60,000	Corporate Office Properties Trust	2,460,600
40,000	Equity Residential Properties Trust	1,825,200
7,500	Essex Property Trust, Inc.	872,250
150,000	Georgia Gulf Corp.	2,716,500
30,000	Hutchinson Technology, Inc.(a)	564,300
25,000	Imation Corp.	921,500
25,000	Isle Of Capri Casinos, Inc.(a)	599,000
25,000	Lasercard Corp.(a)	273,000
145,000	Louisiana-Pacific Corp.	2,743,400
50,000	Luby’s, Inc.(a)	483,000
50,000	Methanex Corp.	1,257,000
12,500	Mid-America Apartment Communities, Inc.	656,000
30,000	Potlatch Corp.	1,291,500
20,000	ProLogis	1,138,000
10,000	PS Business Parks, Inc.	633,700
20,000	Public Storage	1,536,400
50,000	Rackable Systems, Inc.(a)	618,000
25,000	Simon Property Group, Inc.	2,326,000
20,000	SL Green Realty Corp.	2,477,800
25,000	St. Joe Corp.	1,158,500
40,000	TECO Energy, Inc.	687,200
25,000	The Macerich Co.	2,060,500
25,000	UDR, Inc.	657,500
25,000	UST, Inc.	1,342,750
15,000	Vornado Realty Trust	1,647,600
35,000	Weyerhaeuser Co.	2,762,550

Total Securities Sold Short (Proceeds $49,368,599)		$46,875,475

The accompanying notes are an integral part of this Schedule of Investments.
Schedule of Investments

Notes to Schedules of Investments
June 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies

The ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”) ICON Income Opportunity Fund (“Income Opportunity Fund”, formerly, the ICON Covered Call Fund), ICON Equity Income Fund (“Equity Income Fund”), and ICON Long/Short Fund (“Long/Short Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers four classes of shares, Class I, Class C, Class Z and Class A with the exception of Bond Fund, which offers three classes of shares, Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Income Opportunity Fund is modest capital appreciation and to maximize realized gains. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Long/Short Fund is capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium- and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Income Opportunity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund invests short in securities; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be minimal.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the

Notes to Schedules of Investments (unaudited) (continued)

NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are generally valued at 4:15 p.m. Eastern time each day the NYSE is open. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to purchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended June 30, 2007.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

Notes to Schedules of Investments (unaudited) (continued)

arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the period ended June 30, 2007.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended June 30, 2007.

Options Transactions

The Income Opportunity Fund writes (sells) call options as part of its normal investment activities. Each Fund may write (sell) put and call options on individual securities and on securities indexes.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss if realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the fund exercises a call on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the fund exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are

Notes to Schedules of Investments (unaudited) (continued)

collateralized by cash equivalents or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by the prime broker. Liabilities for securities sold short are reported at market value. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short may exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker.

Securities Lending

The Funds may lend their portfolio securities. The advantage of lending portfolio securities is that the Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving compensation from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security. The Funds did not enter into any lending of portfolio securities during the period ended June 30, 2007.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Income Opportunity Fund and the Equity Income Fund distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The ICON Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48. Its impact to the financial statements has not yet been determined.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be

Notes to Schedules of Investments (unaudited) (continued)

directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Schedule of Investments
ICON Asia — Pacific Region Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (99.3%)
43,600	Aeon Mall Co., Ltd.	$1,340,711
1,252,000	Allgreen Properties Ltd.	1,713,803
913,600	AMMB Holdings Bhd	1,144,618
894,000	Angang New Steel Co., Ltd.	1,837,984
83,000	ASICS Corp.	1,025,647
15,000	Astellas Pharma, Inc.	652,540
240,000	Bangkok Bank Public Co Ltd	812,799
143,000	Banpu Public Company Ltd.	1,110,290
1,810,000	Beauty China Holdings, Ltd.	1,492,973
1,123,000	BEC World Public Co., Ltd.	748,821
40,000	Brother Industries, Ltd.	587,451
62,950	Canon, Inc.	3,692,029
47	Central Japan Railway Co.	495,936
95,000	Chiba Bank, Ltd.	842,170
630,000	China Energy, Ltd.(a)	714,522
3,210,000	China Oriental Group Co., Ltd.	1,328,413
3,404,000	China Power International Development, Ltd.	1,859,969
828,000	China Sky Chemical Fibre Co., Ltd.	909,811
880,000	China Steel Corp.	1,070,695
465,000	China Vanke Co.	962,534
1,171,000	Compal Electronics, Inc.	1,263,955
538,000	D-Link Corp.	1,275,824
57,400	DAH Sing Financial Group	484,356
53,000	Daiichi Sankyo Co., Ltd.	1,406,400
165,000	DBS Group Holdings, Ltd.	2,458,987
530,000	Delta Electronics, Inc.	2,086,896
33,000	Diamond City Co., Ltd.	798,168
121	East Japan Railway Co.	932,444
209,900	Electricity Generating Public Co., Ltd.	657,196
120,000	Esprit Holdings, Ltd.	1,524,714
649,000	Ezra Holdings Pte., Ltd.	2,463,739
410,000	Formosa Chemicals & Fibre Corp.	945,895
3,792,000	Fountain Set Holdings, Ltd.	1,459,316
28,300	FUJIFILM Holdings Corp.	1,265,037
878,000	Great Wall Motor Co., Ltd.	1,277,872
462,000	Guangzhou R&F Properties Co., Ltd.	1,418,055
69,000	Han Kuk Carbon Co., Ltd.	782,091
38,100	Hankook Tire Co., Ltd.	683,923
425,000	Hengan International Group Co., Ltd.	1,511,290
18,000	Hokkaido Electric Power Co.	390,796
430,349	Hon Hai Precision Industry Co., Ltd.	3,717,718
44,000	Honda Motor Co., Ltd.	1,597,934
712,400	Hong Leong Financial Group Bhd.	1,331,753
1,792,000	Hongguo International Holdings, Ltd.	1,526,029
286,000	Hopson Development Holdings, Ltd.	804,377
2,796,000	Huadian Power International Corp., Ltd.	1,449,672
10,500	Hyundai Heavy Industries Co., Ltd.	3,913,649
15,000	Hyundai Mipo Dockyard Co., Ltd.	4,169,554
196,000	Industrial & Commercial Bank of China (Asia), Ltd.	416,363
35,880	Industrial Bank of Korea	730,813
181,000	Ishikawajima-Harima Heavy Industries Co., Ltd.	660,210
207,000	Itochu Enex Co., Ltd.	1,710,129
337,650	Johnson Health Tech. Co., Ltd.	2,104,671
163,000	Joyo Bank, Ltd.	1,012,961
49,000	Kansai Electric Power Co., Inc.	1,158,990
406,000	Keppel Corp. Ltd.	3,322,060
210,000	Kingboard Chemical Holdings, Ltd.	966,555
661,500	KNM Group Bhd	2,650,704
5,400	Kookmin Bank	473,806
17,400	Korea Electric Power Corp.	768,847
995,600	KS Energy Services, Ltd.	2,447,898
176,000	Kuala Lumpur Kepong Bhd	658,719
16,900	Kyocera Corp.	1,795,621
10,800	LG Petrochemical Co., Ltd.	420,807
1,018,000	Li Ning Co., Ltd.	2,468,699
1,115,000	Mah Sing Group Bhd.(a)V	817,667
950,000	Malaysia Airports Holdings Bhd	796,060
97,000	Matsui Securities Co., Ltd.	865,174
166,000	MediaTek, Inc.	2,583,108
12,800	Megastudy Co., Ltd.	2,489,804
62,000	Mitsubishi Chemical Holdings Corp.	569,223
81,400	Mitsubishi Corp.	2,133,106
190,000	Mitsubishi Heavy Industries, Ltd.	1,217,008
148,000	Mitsubishi Materials Corp.	806,986
109	Mitsubishi UFJ Financial Group, Inc.	1,201,401
123,450	Mitsui & Co., Ltd.	2,463,993
404,000	Nan Ya Plastics Corp.	890,003
8,000	Nintendo Co., Ltd.	2,919,103
85,000	Nippon Yusen Kabushiki Kaisha	779,665
63,000	Nomura Holdings, Inc.	1,223,821
602,000	Olam International Ltd.	1,214,666
2,679,000	Pacific Basin Shipping, Ltd.	3,012,187
867,000	Petronas Dagangan Bhd	2,013,138
11,000	Point, Inc.	652,966
990,000	PT Bank Rakyat Indonesia	630,843
1,512,000	Raffles Education Corp., Ltd.	2,254,795
178,500	Realtek Semiconductor Corp.	885,090
135,300	Renesola, Ltd.(a)	1,524,882
40,000	Ricoh Co., Ltd.	925,567
342,000	Sembcorp Marine, Ltd.	1,097,021
906,000	Shanghai Zhenhua Port Machinery Co., Ltd.	1,691,539
53,000	Sharp Corp.	1,004,870
296,000	SIA Engineering Co., Ltd.	920,800
708,000	Siam Commericial Bank Public Co., Ltd.	1,496,538
1,244,000	Siliconware Precision Industries Co.	2,655,460
64,000	Singapore Airlines, Ltd.	786,678
291,000	Singapore Technologies Engineering Ltd.	685,529
362,000	Singapore Telecommunications, Ltd.	805,280
65,400	Sony Corp.	3,357,508
112,000	Sumitomo Metal Industries, Ltd.	658,547
97	Sumitomo Mitsui Financial Group, Inc.	904,384
376,000	Taiheiyo Cement Corp.	1,663,325
24,500	Takeda Pharmaceutical Co., Ltd.	1,582,928
Schedule of Investments

Schedule of Investments
ICON Asia — Pacific Region Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks — Continued
236,800	Tenaga Nasional Bhd	$783,829
109,557	The Bank of Yokohama, Ltd.	767,406
67,000	Tokyo Electric Power Co.	2,155,446
166,000	Tokyo Gas Co., Ltd.	787,240
208,000	Toshiba Corp.	1,812,481
84,000	Tosoh Corp.	465,991
82,200	Toyota Motor Corp.	5,184,689
379,000	Tripod Technology Corp.	1,928,968
928,000	U-Ming Marine Transport Corp.	1,811,877
215,000	United Overseas Bank, Ltd.	3,091,449
3,216,000	Victory City International Holdings, Ltd.	1,358,632
1,844,000	Wasion Meters Group, Ltd.	1,073,067
1,391,000	WCT Engineering Bhd	3,210,366
574,000	Weiqiao Textile Co., Ltd.	1,287,478
104	West Japan Railway Co.	484,308
662,000	Wing Tai Holdings Ltd.	1,724,602
1,900,000	YNH Property Bhd	1,588,551
188,000	Yue Yuen Industrial Holdings, Ltd.	582,807

Total Common Stocks (Cost $144,876,067)		175,989,059

Short-Term Investments (0.1%)
195,423	Brown Brothers Harriman Time Deposit, U.S. Dollar, 4.63%, 07/02/07 V#	195,423
4,702	Brown Brothers Harriman Time Deposit — Australian Dollar, 5.10%, 07/02/07 V#	4,702
6,022	Brown Brothers Harriman Time Deposit — Hong Kong Dollar, 3.24%, 07/02/07 V#	6,022
41	Brown Brothers Harriman Time Deposit — Japanese Yen, 0.01%, 07/02/07 V#	41
383	Brown Brothers Harriman Time Deposit — New Zealand Dollar, 6.16%, 07/02/07 V#	383
737	Brown Brothers Harriman Time Deposit — Singapore Dollar, 1.73%, 07/02/07 V#	737

Total Short-Term Investments (Cost $207,268)		207,308

Total Investments (Cost $145,083,335) 99.4%		176,196,367

Other Assets Less Liabilities 0.6%		1,023,645

Net Assets 100.0%		$177,220,012

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

V	All securities were fair valued (Note 1) as of June 30, 2007 unless noted with a “V”. Total value of securities fair valued was $175,171,392.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.
Schedule of Investments

Schedule of Investments
ICON Europe Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (97.9%)
126,600	Abb, Ltd.	$2,855,250
14,400	ABN ARMO Holding N.V.	660,202
79,100	Acergy S.A.	1,781,525
36,900	Actividades de Construccion y Servicios S.A.	2,345,783
29,400	Adecco SA	2,275,005
40,600	Adidas AG	2,588,862
3,070	Afg Arbonia-Forster Holding AG	1,599,432
17,590	Aleo Solar AG(a)	370,968
18,500	Allied Irish Banks PLC	505,308
95,123	Anglo Irish Bank Corp. PLC	1,952,042
8,900	Baloise Holding AG	878,063
49,300	Banco Bilbao Vizcaya Argentaria S.A.	1,205,496
88,800	Banco Comercial Portugues S.A.	496,208
68,400	Banco Espirito Santo S.A.	1,524,832
54,935	Banco Popular Espanol S.A.	1,022,243
106,600	Banco Santander Central Hispano, S.A.	1,959,308
56,000	Bank of Ireland	1,128,101
158,500	Barclays PLC	2,204,975
180,400	Beazley Group PLC	529,699
66,000	Beter Bed Holding N.V.	2,223,751
30,200	BHP Billiton PLC	838,837
24,500	BNP Paribas	2,909,883
156,200	Brembo S.p.A.	2,219,529
21,500	Buzzi Unicem S.p.A	740,216
208,000	Cable & Wireless PLC	807,838
40,500	Celesio AG	2,632,596
17,900	Centrotec Sustainable AG(a)	849,053
21,800	Compagnie de Saint-Gobain	2,441,829
55,200	Credit Suisse Group	3,919,670
5,700	Delhaize Group	559,802
7,040	Dem Allianz AG	1,641,532
15,400	Deutsche Bank AG	2,228,565
33,000	Dexia SA	1,030,681
60,700	Electroloux AB, Series B	1,437,647
10,200	Erste Bank der oesterreichischen Sparkassen AG	794,911
17,900	Fortis	758,588
39,200	Fugro N.V.	2,483,132
1,500	Georg Fischer AG(a)	1,132,280
49,100	Gerry Weber International AG	1,470,591
28,100	GlaxoSmithKline PLC	731,932
10,300	Grontmij N.V.	484,127
29,700	HBOS PLC	584,120
42,800	Heineken N.V.	2,508,740
3,670	Helvetia Holding AG	1,404,483
19,700	Holcim, Ltd.	2,128,076
31,400	InBev N.V.	2,486,790
31,800	ING Groep N.V.	1,399,488
54,900	Jumbo S.A.	1,898,332
12,300	KBC Groep N.V.	1,657,472
43,300	Koninklijke Ahold N.V.(a)	543,048
9,200	Kudelski SA	321,772
30,100	Kuehne & Nagel International AG	2,772,981
15,800	Lafarge S.A.	2,879,285
36,900	Logitech International S.A.(a)	981,678
65,700	Man Group PLC	799,089
228,200	Michael Page International PLC	2,397,219
59,400	National Bank of Greece S.A.	3,381,839
11,400	Nestle S.A.	4,332,762
68,400	Nokia Oyj	1,920,825
66,300	Nokian Renkaat Oyj	2,322,480
46,000	Novartis AG	2,583,101
11,500	Novo Nordisk A/S, Class B	1,251,097
28,500	Nutreco Holding N.V.	2,077,343
76,800	OPG Groep NV-Cva	2,797,376
9,800	Panalpina Weltrransport Holding AG	2,067,998
13,700	Phonak Holding AG	1,228,360
44,575	Piraeus Bank S.A.	1,624,159
8,300	Raiffeisen International Bank Holding AG	1,310,836
17,070	Roche Holding AG	3,025,318
196,500	Royal Bank of Scotland Group PLC	2,486,160
15,500	SBM Offshore N.V.	591,106
14,600	Schindler Holding AG	970,080
20,200	Schneider Electric SA	2,829,881
27,300	Sidenor S.A.	579,717
19,800	Siemens AG	2,835,086
1,275	Sika AG	2,593,267
37,700	Sligro Food Group N.V.	1,563,610
13,600	Smit International N.V.	1,061,925
13,000	Software AG	1,261,646
39,500	Stada Arzneimittel AG	2,515,953
23,900	Swiss Re	2,180,218
3,326	Synergie SA	235,192
96,800	Temenos Group AG(a)	2,321,388
168,700	Tesco PLC	1,411,321
10,200	Titan Cement Co.	587,960
11,800	Ubisoft Entertainment SA(a)	622,559
40,220	UBS AG	2,405,921
52,100	Unilever N.V.	1,616,687
28,595	Vacon Oyj	1,225,541
8,300	Vimpel-Communications-Sp ADR	874,488
28,200	Vivendi Universal	1,212,969
10,150	Wimm-Bill-Dann Foods OJSC — ADR	1,055,702
32,300	Wolters Kluwer N.V.	984,886
26,250	Xstrata PLC	1,562,584
28,200	YIT Oyj	884,928
35,700	Zumtobel AG(a)	1,328,657
7,000	Zurich Financial Services AG	2,164,445

Total Common Stocks (Cost $136,352,942)		158,870,236

Short-Term Investments (1.8%)
2,949,215	Brown Brothers Harriman Time Deposit, U.S. Dollar, 4.63%, 07/02/07 #,V	2,949,215
7,247	Brown Brothers Harriman Time Deposit — British Pound, 4.33%, 07/02/07 #,V	7,247
604	Brown Brothers Harriman Time Deposit — Danish Krone, 3.01%, 07/02/07 #,V	604
375	Brown Brothers Harriman Time Deposit — Norwegian Kroner, 2.93%, 07/02/07 #,V	375
1,061	Brown Brothers Harriman Time Deposit — Swedish Krona, 2.34%, 07/02/07 #,V	1,061

Schedule of Investments

Schedule of Investments
ICON Europe Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Short-Term Investments — Continued
696	Brown Brothers Harriman Time Deposit — Swiss Frank, 1.10%, 07/02/07 #,V	$696

Total Short-Term Investments (Cost $2,959,079)		2,959,198

Total Investments (Cost $139,312,021) 99.7%		161,829,434

Other Assets Less Liabilities 0.3%		472,585

Net Assets 100.0%		$162,302,019

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.

V	All securities were fair valued (Note 1) as of June 30, 2007 unless noted with a “V”. Total value of securities fair valued was $158,870,236.
Schedule of Investments

Schedule of Investments
ICON International Equity Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks (96.7%)
72,000	Abb, Ltd.	$1,623,839
77,200	Acergy S.A.	1,738,732
32,100	Actividades de Construccion y Servicios S.A.	2,040,641
12,200	Adecco SA	944,050
32,000	Adidas AG	2,040,482
23,200	Aeon Mall Co., Ltd.	713,406
2,280	Afg Arbonia-Forster Holding AG	1,187,851
20,410	Aleo Solar AG(a)	430,441
742,000	Angang New Steel Co., Ltd.	1,525,486
85,451	Anglo Irish Bank Corp. PLC	1,753,560
15,300	Baloise Holding AG	1,509,480
32,900	Banco Bilbao Vizcaya Argentaria S.A.	804,479
87,800	Banco Santander Central Hispano, S.A.	1,613,764
17,600	Bank of Nova ScotiaV	857,525
92,221	Barclays PLC	1,282,934
1,492,000	Beauty China Holdings, Ltd.	1,230,672
18,400	BNP Paribas	2,185,382
8,600	Canadian Imperial Bank of CommerceV	775,131
38,300	Canadian National Railway Co.V	1,949,164
49,500	Canon, Inc.	2,903,184
40,800	Celesio AG	2,652,097
665,000	China Energy, Ltd.(a)	754,218
4,124,000	China Oriental Group Co., Ltd.	1,706,660
1,626,000	China Power International Development, Ltd.	888,457
517,500	China Vanke Co.	1,071,207
20,400	Compagnie de Saint-Gobain	2,285,014
1,052,000	Compal Electronics, Inc.	1,135,508
46,700	Companhia Vale do Rio Doce — Class AV	1,747,617
52,087	Credit Suisse Group	3,698,620
59,000	DBS Group Holdings, Ltd.	879,274
626,000	Delta Electronics, Inc.	2,464,899
12,678	Deutsche Bank AG	1,834,659
27,300	Dexia SA	852,654
75,300	Ensign Resource Service GrpV	1,343,380
654,000	Ezra Holdings Pte., Ltd.	2,482,720
434,000	Formosa Chemicals & Fibre Corp.	1,001,264
4,724,000	Fountain Set Holdings, Ltd.	1,817,987
31,200	Fugro N.V.	1,976,371
1,790	Georg Fischer AG(a)	1,351,187
62,600	Gildan Activewear, Inc.(a)V	2,137,805
12,200	Grontmij N.V.	573,433
386,000	Hengan International Group Co., Ltd.	1,372,607
16,900	Holcim, Ltd.	1,825,608
423,000	Hon Hai Precision Industry Co., Ltd.	3,654,231
742,200	Hong Leong Financial Group Bhd.	1,387,461
1,657,000	Hongguo International Holdings, Ltd.	1,411,066
404,000	Hopson Development Holdings, Ltd.	1,136,253
19,100	Hyundai Mipo Dockyard Co., Ltd.	5,309,232
193,000	Ishikawajima-Harima Heavy Industries Co., Ltd.	703,981
109,000	Itochu Enex Co., Ltd.	900,503
257,340	Johnson Health Tech. Co., Ltd.	1,604,076
100,000	Joyo Bank, Ltd.	621,448
6,600	KBC Groep N.V.	889,375
424,000	Keppel Corp. Ltd.	3,469,343
136,000	Kingboard Chemical Holdings, Ltd.	625,959
596,000	KS Energy Services, Ltd.	1,465,395
12,150	Lafarge S.A.	2,214,134
860,000	Li Ning Co., Ltd.	2,085,542
1,112,500	Mah Sing Group Bhd.(a)V	815,833
75,900	Man Group PLC	923,149
44,900	Manulife Financial Corp.V	1,679,639
13,100	Megastudy Co., Ltd.	2,548,158
50,000	Mitsubishi Chemical Holdings Corp.	459,051
65,000	Mitsubishi Corp.	1,703,340
193,000	Mitsubishi Heavy Industries, Ltd.	1,236,224
90,300	Mitsui & Co., Ltd.	1,802,337
55,600	National Bank of Greece S.A.	3,165,493
9,010	Nestle S.A.	3,424,403
7,200	Nintendo Co., Ltd.	2,627,193
41,900	Nokia Oyj	1,176,646
58,200	Nomura Holdings, Inc.	1,130,577
25,600	Novartis AG	1,437,552
24,000	Nutreco Holding N.V.	1,749,341
77,300	OPG Groep NV-Cva	2,815,589
2,843,000	Pacific Basin Shipping, Ltd.	3,196,584
416,000	Petronas Dagangan Bhd	965,935
13,000	Phonak Holding AG	1,165,598
1,465,000	Raffles Education Corp., Ltd.	2,184,705
7,040	Raiffeisen International Bank Holding AG	1,111,842
157,000	Realtek Semiconductor Corp.	778,483
85,100	Renesola, Ltd.(a)	959,109
16,459	Roche Holding AG	2,917,030
92,900	Rona, Inc.V	1,940,869
19,300	Royal Bank of CanadaV	1,026,071
127,500	Royal Bank of Scotland Group PLC	1,613,157
19,630	Schneider Electric SA	2,750,028
656,900	Siam Commericial Bank Public Co., Ltd.	1,388,525
9,000	Siemens AG	1,288,676
600	Sika AG	1,220,361
1,311,000	Siliconware Precision Industries Co.	2,798,479
55,100	Sony Corp.	2,828,726
11,200	Stada Arzneimittel AG	713,384
29,900	Stantec, Inc.V	988,244
23,200	Swiss Re	2,116,362
3,926	Synergie SA	277,620
173,000	Taiheiyo Cement Corp.	765,307
12,600	Takeda Pharmaceutical Co., Ltd.	814,077
51,200	Tokyo Electric Power Co.	1,647,147
100,000	Tokyo Gas Co., Ltd.	474,241
160,000	Toshiba Corp.	1,394,216
23,500	Toyota Motor Corp.	1,482,241
41,100	Trinidad Energy Services Income TrustV	578,873
359,000	Tripod Technology Corp.	1,827,175
835,000	U-Ming Marine Transport Corp.	1,630,299
34,274	UBS AG	2,050,237
184,000	United Overseas Bank, Ltd.	2,645,705
28,430	Vacon Oyj	1,218,469
Schedule of Investments

Schedule of Investments
ICON International Equity Fund
June 30, 2007 (Unaudited)

Shares or Principal Amount		Value
Common Stocks — Continued
4,104,000	Victory City International Holdings, Ltd.	$1,733,777
1,213,400	WCT Engineering Bhd	2,800,473
10,750	Wimm-Bill-Dann Foods OJSC — ADR	1,118,107
542,000	Wing Tai Holdings Ltd.	1,411,985
6,930	Zurich Financial Services AG	2,142,800

Total Common Stocks (Cost $156,359,208)		183,100,890

Preferred Stock (1.7%)
265,600	Brasil Telecom Participacoes S.A.V	3,216,680

Total Preferred Stocks (Cost $2,592,351)		3,216,680

Short-Term Investments (2.1%)
3,497,950	Brown Brothers Harriman Time Deposit, U.S. Dollar, 4.63%, 07/02/07 #,V	3,497,950
1,244	Brown Brothers Harriman Time Deposit — Australian Dollar, 5.10%, 07/02/07 #,V	1,244
4,300	Brown Brothers Harriman Time Deposit — British Pound, 4.33%, 07/02/07 #,V	4,300
1,063	Brown Brothers Harriman Time Deposit — Canadian Dollar, 3.16%, 07/02/07 #,V	1,063
273	Brown Brothers Harriman Time Deposit — Danish Krone, 3.01%, 07/02/07 #,V	273
547,094	Brown Brothers Harriman Time Deposit — Euro, 2.82%, 07/02/07 #,V	547,094
2,786	Brown Brothers Harriman Time Deposit — Hong Kong Dollar, 3.24%, 07/02/07 #,V	2,786
158	Brown Brothers Harriman Time Deposit — Norwegian Kroner, 2.93%, 07/02/07 #,V	158
154	Brown Brothers Harriman Time Deposit — Singapore Dollar, 1.73%, 07/02/07 #,V	154
370	Brown Brothers Harriman Time Deposit — Swedish Krona, 2.34%, 07/02/07 #,V	370
26	Brown Brothers Harriman Time Deposit — Swiss Frank, 1.10%, 07/02/07 #,V	26

Total Short-Term Investments (Cost $4,052,599)		4,055,418

Total Investments (Cost $163,004,158) 100.5%		190,372,988

Liabilities Less Other Assets (0.5)%		(1,022,262)

Net Assets 100.0%		$189,350,726

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

V	All securities were fair valued (Note 1) as of June 30, 2007 unless noted with a “V”. Total value of securities fair valued was $167,260,738.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.
Schedule of Investments

\

Notes to Schedules of Investments
June 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies

The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Asia-Pacific Region Fund and the Europe Fund offer two classes of shares, Class S and Class A. The International Equity Fund offers four classes of shares, Class I, Class C, Class Z and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are 14 other active funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity, and small market share.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be minimal.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that (a) securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day; and (b) foreign securities in the Funds traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board of Trustees (“Board”) to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s net asset value (“NAV”) may differ from the security’s most recent

Notes to Schedules of Investments (unaudited) (continued)

closing market price and from the prices used by other mutual funds to calculate their NAVs.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended June 30, 2007.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

Notes to Schedules of Investments (unaudited) (continued)

These contracts are marked to market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the period ended June 30, 2007.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended June 30, 2007.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the period ended June 30, 2007.

Securities Lending

The Funds may lend their portfolio securities. The advantage of lending portfolio securities is that the Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving compensation from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security. The Funds did not enter into any lending of portfolio securities during the period ended June 30, 2007.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Notes to Schedules of Investments (unaudited) (continued)

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The ICON Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48. Its impact to the financial statements has not yet been determined.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds based upon relative net assets. In calculating the net asset value of the shares in the various classes of the Funds, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

ICON Funds Industry Composition
June 30, 2007 (unaudited)

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industry	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
Advertising	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Aerospace & Defense	0.0%	0.0%	0.0%	0.0%	21.7%	0.0%	0.0%	0.0%	2.1%
Agriculture Products	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	11.5%	0.0%	0.0%
Air Freight & Logistics	0.0%	0.0%	0.0%	0.0%	3.3%	0.0%	0.0%	0.0%	0.0%
Airlines	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Aluminum	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Apparel Accessories & Luxury Goods	3.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Apparel Retail	12.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Application Software	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%	0.0%	0.0%	0.0%
Asset Management & Custody Banks	0.0%	0.0%	4.7%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Auto Parts & Equipment	17.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Automobile Manufacturers	0.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Automotive Retail	8.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Biotechnology	0.0%	0.0%	0.0%	13.4%	0.0%	0.0%	0.0%	0.0%	0.0%
Brewers	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Broadcast & Cable TV	0.9%	0.0%	0.0%	0.0%	0.0%	0.0%	6.4%	0.0%	0.6%
Building Products	0.0%	0.0%	0.0%	0.0%	3.1%	0.0%	0.0%	0.0%	0.0%
Casinos & Gaming	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Catalog Retail	1.1%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Coal & Consumable Fuels	0.0%	5.0%	0.0%	0.0%	0.0%	0.0%	0.0%	2.8%	1.3%
Commercial Printing	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodity Chemicals	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Communications Equipment	0.0%	0.0%	0.0%	0.0%	0.0%	11.7%	0.0%	0.0%	0.7%
Computer & Electronics Retail	2.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.6%	0.0%	0.0%
Computer Hardware	0.0%	0.0%	0.0%	0.0%	0.0%	25.4%	0.9%	0.0%	0.8%
Computer Storage & Peripherals	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Construction & Engineering	0.0%	0.0%	0.0%	0.0%	0.5%	0.0%	0.0%	0.0%	0.0%
Construction & Farm Machinery & Heavy Trucks	0.0%	0.0%	0.0%	0.0%	14.3%	0.0%	0.0%	4.4%	0.0%
Construction Materials	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	9.1%	0.0%
Consumer Electronics	1.7%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Consumer Finance	0.0%	0.0%	5.4%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Data Processing & Outsourced Services	0.0%	0.0%	2.1%	0.0%	0.0%	1.8%	0.0%	0.0%	0.0%
Department Stores	4.4%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Distillers & Vintners	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Distributors	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Diversified Banks	0.0%	0.0%	4.4%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Diversified Capital Markets	0.0%	0.0%	10.4%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Diversified Chemicals	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.9%	0.0%
Diversified Commercial & Professional Services	0.0%	0.0%	0.0%	0.0%	4.2%	0.0%	0.0%	0.0%	0.0%
Diversified Metals & Mining	0.0%	1.0%	0.0%	0.0%	0.0%	0.0%	0.0%	9.7%	0.0%
Drug Retail	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	2.6%	0.0%	0.0%
Education Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Electric Utilities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	17.5%
Electrical Components & Equipment	0.0%	0.0%	0.0%	0.0%	11.0%	0.0%	0.0%	0.0%	9.4%
Electronic Equipment Manufacturers	0.0%	0.0%	0.0%	0.0%	0.0%	1.7%	0.0%	0.0%	0.0%
Electronic Manufacturing Services	0.0%	0.0%	0.0%	0.0%	0.0%	2.0%	0.0%	0.0%	0.0%
Environmental & Facilities Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Fertilizers & Agricultural Chemicals	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.5%	0.0%
Food Distributors	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	7.7%	0.0%	0.0%
Food Retail	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.7%	0.0%	0.0%
Footwear	3.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Gas Utilities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.1%
General Merchandise Stores	7.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

ICON Funds Industry Composition
June 30, 2007 (unaudited)

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industry	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
Gold	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	0.0%
Health Care Distributors	0.0%	0.0%	0.0%	4.2%	0.0%	0.0%	0.0%	0.0%	0.0%
Health Care Equipment	0.0%	0.0%	0.0%	11.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Health Care Facilities	0.0%	0.0%	0.0%	6.9%	0.0%	0.0%	0.0%	0.0%	0.0%
Health Care Services	0.0%	0.0%	0.0%	6.4%	0.0%	0.0%	0.0%	0.0%	0.0%
Health Care Supplies	0.0%	0.0%	0.0%	1.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Health Care Technology	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Heavy Electrical Equipment	0.0%	0.0%	0.0%	0.0%	1.3%	0.0%	0.0%	0.0%	0.0%
Home Building	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Home Entertainment Software	7.2%	0.0%	0.0%	0.0%	0.0%	7.0%	4.4%	0.0%	0.0%
Home Furnishings	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Home Improvement Retail	6.9%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Home Furnishing Retail	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Hotels, Resorts & Cruise Lines	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.1%	0.0%	0.0%
Household Appliances	3.9%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Household Products	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.8%	0.0%	0.0%
Housewares & Specialties	10.6%	0.0%	0.0%	0.0%	0.0%	0.0%	1.6%	0.0%	0.0%
Human Resource & Employment Services	0.0%	0.0%	0.0%	0.0%	0.3%	0.0%	0.0%	0.0%	0.0%
Hypermarkets & Super Centers	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Independent Power Producers & Energy Traders	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.6%
Industrial Conglomerates	0.0%	0.0%	0.0%	0.0%	7.3%	0.0%	0.0%	0.0%	1.1%
Industrial Gases	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	7.3%	0.0%
Industrial Machinery	0.0%	0.0%	0.0%	0.0%	10.0%	0.0%	0.0%	0.0%	0.0%
Insurance Brokers	0.0%	0.0%	2.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Integrated Oil & Gas	0.0%	12.4%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Integrated Telecommunication Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	38.9%
Internet Retail	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Internet Software Services	2.3%	0.0%	0.0%	0.0%	0.0%	12.6%	1.6%	0.0%	0.0%
Investment Banking & Brokerage	0.0%	0.0%	18.5%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
IT Consulting & Other Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.9%	0.0%	0.0%	0.0%
Leisure Facilities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Leisure Products	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	11.6%	0.0%	0.0%
Life & Health Insurance	0.0%	0.0%	16.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Life Science Tools & Services	0.0%	0.0%	0.0%	1.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Managed Health Care	0.0%	0.0%	0.0%	15.7%	0.0%	0.0%	0.0%	0.0%	0.0%
Marine	0.0%	0.0%	0.0%	0.0%	4.0%	0.0%	0.0%	0.0%	0.0%
Metal & Glass Containers	0.0%	0.0%	0.0%	0.0%	0.7%	0.0%	0.0%	6.8%	0.0%
Mortgage Reits	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Motorcycle Manufacturers	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Movies & Entertainment	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	7.2%	0.0%	0.0%
Multi-Line Insurance	0.0%	0.0%	7.1%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Multi-Utilities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%
Office Electronics	0.0%	0.0%	0.0%	0.0%	0.0%	2.9%	0.0%	0.0%	0.0%
Office Services & Supplies	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Oil & Gas Drilling	0.0%	26.5%	0.0%	0.0%	0.0%	0.0%	0.0%	2.3%	0.0%
Oil & Gas Equipment & Services	0.0%	35.2%	0.0%	0.0%	0.0%	0.0%	0.0%	4.7%	0.0%
Oil & Gas Exploration & Production	0.0%	13.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Oil & Gas Refining & Marketing	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Oil & Gas Storage & Transportation	0.0%	3.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Other Diversified Financial Services	0.0%	0.0%	9.9%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Packaged Foods & Meats	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	9.1%	0.0%	0.0%
Paper Packaging	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	0.0%
Paper Products	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.6%	0.0%

ICON Funds Industry Composition
June 30, 2007 (unaudited)

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industry	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
Personal Products	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Pharmaceuticals	0.0%	0.0%	0.0%	35.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Photographic Products	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Precious Metals & Minerals	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Property & Casualty Insurance	0.0%	0.0%	4.4%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Publishing	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	9.8%	0.0%	0.0%
Railroads	0.0%	0.0%	0.0%	0.0%	10.1%	0.0%	0.0%	4.5%	0.0%
Real Estate Investment Trusts	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Real Estate Management & Development	0.0%	0.0%	1.5%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Regional Banks	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Reinsurance	0.0%	0.0%	6.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Restaurants	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.3%	0.0%	0.0%
Semiconductor Equipment	0.0%	0.0%	0.0%	0.0%	0.0%	5.3%	0.0%	0.0%	0.0%
Semiconductors	0.0%	0.0%	0.0%	0.0%	0.0%	10.1%	0.0%	0.0%	0.0%
Soft Drinks	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	7.9%	0.0%	0.0%
Specialized Consumer Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Specialized Finance	0.0%	0.0%	5.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Specialty Chemicals	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	6.6%	0.0%
Specialty Stores	6.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.8%	0.0%	0.0%
Steel	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	13.1%	0.0%
Systems Software	0.0%	0.0%	0.0%	0.0%	0.0%	7.8%	0.0%	0.0%	0.0%
Technology Distributors	0.0%	0.0%	0.0%	0.0%	0.0%	8.2%	0.0%	0.0%	2.9%
Thrifts & Mortgage Insurance	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Tire & Rubber	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Tobacco	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Trading Companies & Distributors	0.0%	0.0%	0.0%	0.0%	4.4%	0.0%	0.0%	0.0%	0.0%
Trucking	0.0%	0.0%	0.0%	0.0%	1.7%	0.0%	0.0%	0.0%	0.0%
Water Utilities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.7%
Wireless Telecommunication Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	7.8%

Total	100.0%	96.9%	98.3%	96.3%	97.9%	98.6%	98.6%	89.8%	98.7%

ICON Funds Industry Composition
June 30, 2007 (unaudited)

	Diversified & International Funds
	ICON	ICON	ICON	ICON	ICON		ICON
	Core	Income	Equity	Long/Short	Asia-Pacific	ICON	International
Industry	Equity Fund	Opportunity Fund	Income Fund *	Fund	Region Fund	Europe Fund	Equity Fund
Advertising	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Aerospace & Defense	2.6%	1.9%	2.5%	1.1%	0.4%	0.0%	0.0%
Agriculture Products	0.0%	0.0%	1.3%	0.0%	0.4%	1.3%	0.9%
Air Freight & Logistics	0.0%	0.0%	0.0%	0.0%	0.0%	1.3%	0.0%
Airlines	0.0%	0.0%	0.0%	0.0%	0.4%	0.0%	0.0%
Airport Services	0.0%	0.0%	0.0%	0.0%	1.0%	0.0%	0.0%
Alternative Carriers	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	0.0%
Aluminum	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Apparel Accessories & Luxury Goods	0.0%	0.0%	0.0%	0.0%	0.0%	2.5%	2.2%
Apparel Retail	0.8%	0.6%	0.0%	1.9%	1.2%	0.0%	0.0%
Application Software	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Asset Management & Custody Banks	0.0%	0.0%	0.8%	0.0%	0.0%	0.5%	0.5%
Auto Parts & Equipment	4.0%	4.2%	3.0%	0.0%	0.0%	1.4%	0.0%
Automobile Manufacturers	0.0%	0.0%	0.0%	0.0%	4.5%	0.0%	0.8%
Automotive Retail	1.8%	1.1%	0.0%	0.0%	0.0%	0.0%	0.0%
Biotechnology	0.6%	0.5%	0.0%	0.8%	0.0%	0.0%	0.0%
Brewers	0.0%	0.0%	0.0%	0.0%	0.0%	3.1%	0.0%
Broadcast & Cable TV	1.7%	0.4%	0.0%	0.0%	0.4%	0.0%	0.0%
Building Products	1.3%	1.2%	0.0%	0.0%	0.0%	1.5%	1.2%
Casinos & Gaming	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Catalog Retail	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Coal & Consumable Fuels	2.4%	2.7%	1.8%	0.0%	0.6%	0.0%	0.0%
Commercial Printing	0.0%	0.0%	0.6%	0.0%	0.0%	0.0%	0.0%
Commodity Chemicals	0.0%	0.0%	0.0%	0.0%	2.0%	0.5%	0.5%
Communications Equipment	1.8%	1.6%	0.9%	0.0%	0.7%	1.2%	0.6%
Computer & Electronics Retail	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Computer Hardware	3.1%	2.7%	3.9%	2.0%	1.7%	0.0%	1.3%
Computer Storage & Peripherals	0.0%	0.0%	0.0%	0.0%	0.0%	0.6%	0.0%
Construction & Engineering	0.0%	0.0%	0.0%	0.0%	1.8%	2.3%	3.4%
Construction & Farm Machinery & Heavy Trucks	4.3%	6.1%	2.6%	4.4%	6.0%	0.0%	2.8%
Construction Materials	2.0%	1.7%	0.0%	2.3%	0.9%	3.8%	2.5%
Consumer Electronics	0.0%	0.0%	0.0%	0.0%	2.5%	0.0%	1.5%
Consumer Finance	0.0%	0.0%	1.0%	0.0%	0.0%	0.0%	0.0%
Data Processing & Outsourced Services	0.0%	0.0%	0.0%	1.1%	0.0%	0.0%	0.0%
Department Stores	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Distillers & Vintners	0.0%	0.0%	0.0%	1.0%	0.0%	0.0%	0.0%
Distributors	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Diversified Banks	1.6%	2.7%	0.0%	4.6%	7.8%	17.3%	12.8%
Diversified Capital Markets	3.7%	3.8%	2.1%	3.3%	0.0%	5.2%	4.1%
Diversified Chemicals	0.0%	0.0%	0.0%	0.0%	0.3%	0.0%	0.2%
Diversified Commercial & Professional Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Diversified Metals & Mining	0.0%	0.0%	1.3%	0.0%	0.5%	1.5%	0.0%
Diversified Reits	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Drug Retail	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Education Services	0.0%	0.0%	0.0%	0.0%	2.7%	0.0%	2.5%
Electric Utilities	0.0%	0.5%	0.9%	0.0%	3.0%	0.0%	0.9%
Electrical Components & Equipment	1.3%	1.0%	1.9%	3.2%	1.5%	3.6%	2.8%
Electronic Equipment Manufacturers	0.8%	0.0%	0.0%	1.8%	3.8%	0.2%	2.6%
Electronic Manufacturing Services	0.0%	0.0%	0.0%	0.0%	2.1%	0.0%	1.9%
Environmental & Facilities Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Fertilizers & Agricultural Chemicals	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Food Distributors	0.0%	1.5%	0.9%	0.0%	0.7%	1.0%	0.0%
Food Retail	0.0%	0.0%	1.4%	0.5%	0.0%	1.6%	0.0%
Footwear	0.0%	0.0%	1.1%	0.0%	1.8%	0.0%	0.8%
Percentages are based on Net Assets

ICON Funds Industry Composition
June 30, 2007 (unaudited)

	Diversified & International Funds
	ICON	ICON	ICON	ICON	ICON		ICON
	Core	Income	Equity	Long/Short	Asia-Pacific	ICON	International
Industry	Equity Fund	Opportunity Fund	Income Fund *	Fund	Region Fund	Europe Fund	Equity Fund
Gas Utilities	0.0%	0.0%	0.0%	0.0%	0.4%	0.0%	0.3%
General Merchandise Stores	0.0%	0.0%	1.0%	0.0%	0.0%	0.0%	0.0%
Gold	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Health Care Distributors	0.0%	0.0%	0.0%	0.0%	0.0%	3.4%	2.9%
Health Care Equipment	2.0%	1.7%	1.4%	0.0%	0.0%	0.8%	0.6%
Health Care Facilities	0.8%	0.0%	1.8%	0.9%	0.0%	0.0%	0.0%
Health Care Services	1.0%	1.2%	0.0%	1.4%	0.0%	0.0%	0.0%
Health Care Supplies	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Heavy Electrical Equipment	0.0%	0.0%	0.0%	0.0%	0.0%	1.8%	0.9%
Highway and Railtracks	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Home Building	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Home Entertainment Software	1.5%	1.7%	0.0%	0.0%	1.7%	0.4%	1.4%
Home Furnishings	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Home Improvement Retail	0.0%	0.0%	0.8%	0.0%	0.0%	0.0%	1.0%
Home Furnishing Retail	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Hotels, Resorts & Cruise Lines	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Household Appliances	0.0%	0.6%	0.8%	2.0%	0.0%	1.9%	0.6%
Household Products	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Housewares & Specialties	1.8%	2.9%	2.3%	0.0%	0.0%	0.0%	0.0%
Human Resource & Employment Services	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	0.7%
Hypermarkets & Super Centers	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Independent Power Producers & Energy Traders	0.0%	0.0%	2.1%	0.0%	2.2%	0.0%	0.5%
Industrial Conglomerates	2.6%	0.9%	0.9%	0.0%	2.8%	1.8%	2.5%
Industrial Gases	0.0%	0.0%	0.0%	0.0%	0.4%	0.0%	0.4%
Industrial Machinery	0.0%	2.2%	1.9%	2.0%	1.1%	1.3%	1.7%
Industrial Reits	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Insurance Brokers	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Integrated Oil & Gas	0.0%	0.0%	2.6%	0.0%	0.0%	0.0%	0.0%
Integrated Telecommunication Services	3.0%	2.2%	3.1%	2.3%	0.5%	0.0%	1.7%
Internet Retail	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Internet Software Services	2.9%	3.1%	1.1%	1.3%	0.0%	0.0%	0.0%
Investment Banking & Brokerage	2.9%	3.2%	2.7%	3.7%	1.2%	0.0%	0.6%
IT Consulting & Other Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Leisure Facilities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Leisure Products	0.0%	0.0%	0.0%	0.0%	2.6%	1.2%	2.0%
Life & Health Insurance	2.6%	3.2%	3.2%	4.5%	0.0%	0.0%	0.9%
Life Sciences Tools & Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Managed Health Care	5.0%	6.0%	0.0%	5.5%	0.0%	0.0%	0.0%
Marine	1.6%	0.0%	2.4%	0.0%	4.5%	1.7%	3.9%
Marine Ports & Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.7%	0.0%
Metal & Glass Containers	0.8%	0.8%	0.8%	1.9%	0.0%	0.0%	0.0%
Mortgage Reits	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Motorcycle Manufacturers	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Movies & Entertainment	1.0%	1.2%	0.0%	0.0%	0.0%	0.8%	0.0%
Multi-Line Insurance	3.0%	3.0%	1.6%	2.6%	0.0%	3.8%	1.9%
Multi-Utilities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Office Electronics	1.2%	0.8%	0.0%	1.0%	2.9%	0.0%	1.5%
Office Reits	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Office Services & Supplies	0.0%	0.0%	0.9%	0.0%	0.0%	0.0%	0.0%
Oil & Gas Drilling	5.2%	5.8%	1.6%	5.5%	0.0%	0.0%	1.0%
Oil & Gas Equipment & Services	6.2%	7.0%	1.4%	6.6%	2.9%	3.0%	2.7%
Oil & Gas Exploration & Production	0.0%	0.0%	0.9%	2.0%	0.0%	0.0%	0.0%
Oil & Gas Refining & Marketing	0.0%	0.0%	0.0%	0.0%	2.1%	0.0%	1.0%
Oil & Gas Storage & Transportation	0.0%	0.0%	1.8%	0.0%	0.0%	0.0%	0.0%
Percentages are based on Net Assets

ICON Funds Industry Composition
June 30, 2007 (unaudited)

	Diversified & International Funds
	ICON	ICON	ICON	ICON	ICON		ICON
	Core	Income	Equity	Long/Short	Asia-Pacific	ICON	International
Industry	Equity Fund	Opportunity Fund	Income Fund *	Fund	Region Fund	Europe Fund	Equity Fund
Other Diversified Financial Services	3.0%	2.6%	2.0%	2.7%	0.7%	1.3%	0.0%
Packaged Foods & Meats	0.0%	0.0%	0.0%	0.0%	0.0%	4.2%	2.4%
Paper Packaging	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Paper Products	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Personal Products	0.0%	0.0%	0.0%	0.0%	1.7%	0.0%	1.4%
Pharmaceuticals	3.6%	4.3%	3.7%	3.1%	2.1%	6.2%	3.1%
Photographic Products	0.0%	0.0%	0.0%	0.0%	0.7%	0.0%	0.0%
Precious Metals & Minerals	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Property & Casualty Insurance	0.0%	0.0%	2.1%	0.0%	0.0%	0.3%	0.0%
Publishing	0.4%	2.5%	0.0%	1.1%	0.0%	0.6%	0.0%
Railroads	4.4%	4.8%	2.7%	2.8%	1.1%	0.0%	1.0%
Real Estate Investment Trusts	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Real Estate Management & Development	0.0%	0.0%	0.0%	0.0%	5.4%	0.0%	2.7%
Regional Banks	0.0%	0.0%	0.0%	0.0%	1.5%	0.0%	0.3%
Reinsurance	1.5%	2.3%	0.8%	1.9%	0.0%	1.3%	1.1%
Residential Reits	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Restaurants	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Semiconductor Equipment	1.1%	0.0%	0.6%	0.0%	0.0%	0.0%	0.0%
Semiconductors	0.0%	0.0%	2.4%	2.1%	3.5%	0.0%	1.9%
Soft Drinks	0.0%	0.0%	0.0%	2.1%	0.0%	0.0%	0.0%
Specialized Consumer Services	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Specialized Finance	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Specialty Chemicals	0.0%	0.0%	0.0%	0.0%	0.0%	1.6%	0.6%
Specialty Stores	0.0%	0.0%	0.0%	0.0%	0.0%	1.4%	0.0%
Steel	0.0%	0.5%	1.9%	2.0%	2.8%	0.4%	2.6%
Systems Software	0.0%	1.0%	1.3%	0.0%	0.0%	2.2%	0.0%
Technology Distributors	3.6%	3.5%	0.0%	4.4%	0.0%	0.0%	0.0%
Textiles	0.0%	0.0%	0.0%	0.0%	2.8%	0.0%	1.9%
Thrifts & Mortgage Finance	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Thrifts & Mortgage Insurance	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Tire & Rubber	0.0%	0.0%	0.0%	0.0%	0.4%	1.4%	0.0%
Tobacco	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Trading Companies & Distributors	1.0%	1.2%	0.7%	1.7%	2.6%	0.0%	1.9%
Trucking	0.0%	0.0%	0.9%	0.0%	0.0%	0.0%	0.0%
Water Utilities	0.0%	0.0%	0.9%	0.0%	0.0%	0.0%	0.0%
Wireless Telecommunication Services	1.6%	3.5%	0.5%	1.9%	0.0%	0.5%	0.0%

Total	99.1%	107.9%	85.6%	97.0%	99.3%	97.9%	98.4%

Percentages are based upon net assets.

*	Percentages are based upon common stock positions as a position of net assets.

ICON Funds Sector Composition
June 30, 2007 (unaudited)

							Diversified & International Funds
		ICON	ICON	ICON	ICON	ICON	ICON	ICON	ICON	ICON	ICON		ICON
	ICON	Core	Income	Equity Income Fund	Equity Income Fund	Equity Income Fund	Equity Income Fund	Equity Income Fund	Equity Income Fund	Long/Short	Asia-Pacific	ICON	International
Sector	Bond Fund	Equity Fund	Opportunity Fund	Common Stocks	Corporate Bonds	Convertible Corporate Bonds	Preferred Stocks	Convertible Preferred Stocks	U.S. Government & U.S. Government Agency Bonds	Fund	Region Fund	Europe Fund	Equity Fund
Consumer Discretionary	NA	8.5%	9.4%	9.0%	0.8%					3.9%	15.9%	8.5%	11.3%
Energy	NA	13.9%	15.5%	10.1%						14.2%	5.6%	3.0%	4.7%
Financial	NA	18.3%	20.7%	16.3%	0.9%				7.7%	23.3%	16.6%	30.1%	24.9%
Healthcare	NA	13.0%	13.7%	6.4%		0.4%	0.6%			11.6%	2.1%	10.3%	6.6%
Industrials	NA	19.0%	19.5%	18.1%	0.4%			0.8%		15.1%	23.2%	18.8%	22.7%
Information Technology	NA	15.9%	14.3%	10.8%						13.7%	16.4%	4.6%	11.2%
Leisure and Consumer Staples	NA	3.1%	5.6%	3.5%						4.7%	6.5%	13.7%	6.7%
Materials	NA	2.8%	3.0%	4.0%						6.3%	6.9%	7.9%	7.0%
Telecommunication and Utilities	NA	4.6%	6.2%	7.4%						4.2%	6.1%	1.0%	3.3%
NA	NA

Total		99.1%	107.9%	85.6%	2.1%	0.4%	0.6%	0.8%	7.7%	97.0%	99.3%	97.9%	98.4%

Percentages are based upon net assets.

ICON Funds Country Composition
June 30, 2007 (unaudited)

	International Funds
	ICON		ICON
	Asia-Pacific	ICON	International
Country	Region Fund	Europe Fund	Equity Fund
Australia
Austria		2.1%	0.6%
Bahamas
Belgium		4.0%	0.9%
Bermuda	1.7%		1.7%
Brazil			2.6%
British Virgin Islands	0.9%		0.5%
Canada			7.0%
Cayman Islands	2.2%		1.8%
China	3.3%		0.8%
Denmark		0.8%
Finland		3.9%	1.3%
France		8.1%	5.1%
Germany		11.3%	4.7%
Greece		5.0%	1.7%
Hong Kong	10.3%		5.5%
Hungary
India
Indonesia	0.4%
Ireland		2.2%	0.9%
Israel
Italy		1.8%
Japan	32.7%		12.8%
Luxembourg		1.1%	0.9%
Malaysia	8.5%		3.2%
Mexico
Netherlands		13.0%	3.8%
New Zealand
Norway
Philippines
Poland
Portugal		1.2%
Russia		1.2%	0.6%
Singapore	15.4%		8.8%
South Korea	8.1%		4.1%
Spain		4.0%	2.4%
Sweden		0.9%
Switzerland		28.5%	15.1%
Taiwan	13.1%		8.9%
Thailand	2.7%		0.7%
United Kingdom		8.8%	2.0%
United States of America

Total	99.3%	97.9%	98.4%

Percentages are based upon net assets.

ICON Bond Fund
Credit Quality Diversification
June 30, 2007

Rating	% of Net Assets
A1	3.4%
A2	3.7%
A3	4.4%
AA2	12.1%
AA3	5.8%
AAA	41.1%
B1	4.0%
B2	0.5%
BA1	3.7%
BA2	2.8%
BA3	1.1%
BAA1	7.1%
BAA2	3.3%
BAA3	3.3%

Total	96.3%
Percentages based upon Net Assets
Ratings based on Moody’s.

ICON Funds Federal Tax Cost
June 30, 2007
As of June 30, 2007, book cost for financial reporting purposes is substantially the same for federal income tax puposes and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

		Unrealized	Unrealized	Net Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
ICON Consumer Discretionary Fund	125,162,693	15,250,932	(2,323,713)	12,927,219
ICON Energy Fund	497,396,947	305,667,655	(5,327,161)	300,340,494
ICON Financial Fund	240,263,214	40,358,331	(1,692,620)	38,665,711
ICON Healthcare Fund	458,678,355	85,375,929	(14,230,066)	71,145,863
ICON Industrials Fund	122,925,895	21,220,434	(1,275,459)	19,944,975
ICON Information Technology Fund	177,360,240	47,832,801	(878,528)	46,954,273
ICON Leisure and Consumer Staples Fund	37,250,550	5,314,852	(602,409)	4,712,443
ICON Materials Fund	105,805,631	19,105,628	(1,569,304)	17,536,324
ICON Telecommunication & Utilities Fund	73,913,163	18,723,692	(495,397)	18,228,295
ICON Asia-Pacific Region Fund	145,163,589	32,749,383	(1,716,605)	31,032,778
ICON Europe Fund	139,447,414	24,146,989	(1,764,969)	22,382,020
ICON International Equity Fund	163,028,039	28,935,667	(1,590,718)	27,344,949
ICON Bond Fund	130,255,106	205,029	(1,290,225)	(1,085,196)
ICON Core Equity Fund	168,707,827	25,666,271	(1,665,970)	24,000,301
ICON Income Opportunity Fund	65,428,559	9,392,164	(744,325)	8,647,839
ICON Equity Income Fund	116,260,797	18,388,626	(1,373,137)	17,015,489
ICON Long/Short Fund	202,043,957	37,506,102	(3,171,501)	34,334,601

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	August 23, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	August 23, 2007

By (Signature and Title)*	/s/ Erik L. Jonson
Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	August 23, 2007

*	Print the name and title of each signing officer under his or her signature.